American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
May 31, 2024

Avantis U.S. Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
AAR Corp.(1)	8,562	607,816
AeroVironment, Inc.(1)	834	168,593
AerSale Corp.(1)	7,009	53,058
Archer Aviation, Inc., Class A(1)	18,913	61,845
Axon Enterprise, Inc.(1)	6,981	1,966,338
Boeing Co.(1)	32,633	5,795,947
BWX Technologies, Inc.	30,676	2,826,180
Cadre Holdings, Inc.	2,832	93,003
Curtiss-Wright Corp.	5,704	1,613,205
Ducommun, Inc.(1)	2,227	129,567
General Dynamics Corp.	11,237	3,368,515
General Electric Co.	101,592	16,776,903
HEICO Corp.	2,017	447,310
HEICO Corp., Class A	3,901	685,250
Hexcel Corp.	15,539	1,070,171
Howmet Aerospace, Inc.	21,742	1,840,460
Huntington Ingalls Industries, Inc.	13,587	3,438,870
Kratos Defense & Security Solutions, Inc.(1)	56,185	1,221,462
L3Harris Technologies, Inc.	7,396	1,662,843
Lockheed Martin Corp.	26,522	12,474,357
Mercury Systems, Inc.(1)	6,841	211,729
Moog, Inc., Class A	2,677	453,564
National Presto Industries, Inc.	775	57,722
Northrop Grumman Corp.	6,502	2,930,907
Park Aerospace Corp.	1,253	17,467
RTX Corp.	93,676	10,099,210
Spirit AeroSystems Holdings, Inc., Class A(1)	12,008	364,083
Textron, Inc.	49,842	4,366,658
TransDigm Group, Inc.	3,352	4,502,507
Triumph Group, Inc.(1)	4,893	69,040
Woodward, Inc.	23,062	4,301,063
		83,675,643
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	39,070	527,445
CH Robinson Worldwide, Inc.	23,693	2,046,364
Expeditors International of Washington, Inc.	63,951	7,731,676
FedEx Corp.	60,620	15,395,055
Forward Air Corp.	11,991	201,449
GXO Logistics, Inc.(1)	5,476	275,060
Hub Group, Inc., Class A	29,500	1,272,925
Radiant Logistics, Inc.(1)	13,283	70,931
United Parcel Service, Inc., Class B	126,578	17,585,482
		45,106,387
Automobile Components — 0.5%
Adient PLC(1)	7,643	215,838
American Axle & Manufacturing Holdings, Inc.(1)	65,682	501,811
Aptiv PLC(1)	39,010	3,247,973
Autoliv, Inc.	36,237	4,622,754
BorgWarner, Inc.	91,597	3,266,349

Cooper-Standard Holdings, Inc.(1)	2,032	26,822
Dana, Inc.	81,939	1,152,062
Dorman Products, Inc.(1)	10,024	921,907
Garrett Motion, Inc.(1)	11,284	102,459
Gentex Corp.	69,288	2,425,080
Gentherm, Inc.(1)	11,596	625,488
Goodyear Tire & Rubber Co.(1)	162,403	1,999,181
LCI Industries	12,558	1,379,873
Lear Corp.	23,202	2,908,371
Modine Manufacturing Co.(1)	27,941	2,819,806
Motorcar Parts of America, Inc.(1)	4,857	24,722
Patrick Industries, Inc.	15,095	1,729,887
Phinia, Inc.	26,155	1,170,698
QuantumScape Corp.(1)	32,170	190,125
Standard Motor Products, Inc.	10,903	334,831
Stoneridge, Inc.(1)	5,083	80,667
Visteon Corp.(1)	9,900	1,102,563
XPEL, Inc.(1)	2,862	108,756
		30,958,023
Automobiles — 1.0%
Ford Motor Co.	1,101,490	13,361,074
General Motors Co.	380,060	17,098,899
Harley-Davidson, Inc.	64,169	2,302,384
Lucid Group, Inc.(1)(2)	34,191	97,102
Rivian Automotive, Inc., Class A(1)(2)	112,277	1,226,065
Tesla, Inc.(1)	161,254	28,716,112
Thor Industries, Inc.	24,420	2,423,441
Winnebago Industries, Inc.	14,492	899,229
		66,124,306
Banks — 5.4%
1st Source Corp.	4,907	252,318
ACNB Corp.	2,854	90,101
Amalgamated Financial Corp.	12,400	313,472
Amerant Bancorp, Inc.	10,090	222,384
Ameris Bancorp	22,819	1,139,809
Ames National Corp.	775	15,888
Arrow Financial Corp.	6,652	167,032
Associated Banc-Corp.	63,385	1,357,707
Atlantic Union Bankshares Corp.	26,604	868,089
Axos Financial, Inc.(1)	31,936	1,720,392
Banc of California, Inc.	49,295	683,229
BancFirst Corp.	5,182	446,429
Bancorp, Inc.(1)	28,472	956,375
Bank First Corp.	2,485	202,875
Bank of America Corp.	735,191	29,400,288
Bank of Hawaii Corp.	22,892	1,321,784
Bank of Marin Bancorp	3,688	56,721
Bank of NT Butterfield & Son Ltd.	29,790	1,014,945
Bank OZK	51,319	2,149,240
BankUnited, Inc.	32,738	939,253
Bankwell Financial Group, Inc.	1,020	25,235
Banner Corp.	15,651	732,936
Bar Harbor Bankshares	5,263	138,259
BayCom Corp.	535	10,796
BCB Bancorp, Inc.	4,574	45,740

Berkshire Hills Bancorp, Inc.	17,042	378,844
Blue Foundry Bancorp(1)	5,221	47,981
Blue Ridge Bankshares, Inc.(1)(2)	76	220
BOK Financial Corp.	6,207	562,478
Bridgewater Bancshares, Inc.(1)	8,610	97,035
Brookline Bancorp, Inc.	28,952	250,435
Burke & Herbert Financial Services Corp.	2,648	132,665
Business First Bancshares, Inc.	11,909	255,448
Byline Bancorp, Inc.	13,037	301,155
Cadence Bank	81,118	2,315,919
Cambridge Bancorp	2,247	150,414
Camden National Corp.	4,803	155,713
Capital Bancorp, Inc.	1,168	23,535
Capital City Bank Group, Inc.	3,576	97,124
Carter Bankshares, Inc.(1)	8,717	111,142
Cathay General Bancorp	31,376	1,155,892
Central Pacific Financial Corp.	13,387	271,488
Chemung Financial Corp.	144	6,250
ChoiceOne Financial Services, Inc.	100	2,468
Citigroup, Inc.	273,072	17,015,116
Citizens & Northern Corp.	55	964
Citizens Financial Group, Inc.	144,092	5,085,007
Citizens Financial Services, Inc.	700	29,365
City Holding Co.	6,921	707,465
Civista Bancshares, Inc.	3,136	44,939
CNB Financial Corp.	8,109	157,315
Coastal Financial Corp.(1)	3,806	168,758
Codorus Valley Bancorp, Inc.	663	14,586
Columbia Banking System, Inc.	77,265	1,489,669
Columbia Financial, Inc.(1)	6,679	96,846
Comerica, Inc.	63,909	3,274,697
Commerce Bancshares, Inc.	45,218	2,515,930
Community Financial System, Inc.	11,055	502,560
Community Trust Bancorp, Inc.	5,877	247,480
Community West Bancshares	2,784	48,358
ConnectOne Bancorp, Inc.	15,596	290,709
CrossFirst Bankshares, Inc.(1)	16,951	221,889
Cullen/Frost Bankers, Inc.	21,355	2,169,241
Customers Bancorp, Inc.(1)	20,784	941,515
CVB Financial Corp.	46,419	767,770
Dime Community Bancshares, Inc.	16,809	310,462
Eagle Bancorp, Inc.	11,210	202,116
East West Bancorp, Inc.	69,428	5,150,863
Eastern Bankshares, Inc.	65,068	891,432
Enterprise Bancorp, Inc.	600	15,090
Enterprise Financial Services Corp.	16,463	636,953
Equity Bancshares, Inc., Class A	6,305	212,479
Esquire Financial Holdings, Inc.	2,781	127,286
Farmers & Merchants Bancorp, Inc.	1,027	22,656
Farmers National Banc Corp.	11,947	145,992
FB Financial Corp.	13,176	487,512
Fidelity D&D Bancorp, Inc.	132	6,102
Fifth Third Bancorp	233,612	8,741,761
Financial Institutions, Inc.	6,255	110,151
First BanCorp	111,214	1,971,824

First Bancorp, Inc.	582	14,061
First Bancorp/Southern Pines NC	12,589	397,183
First Bancshares, Inc.	7,633	193,497
First Bank	3,826	46,562
First Busey Corp.	24,448	552,769
First Business Financial Services, Inc.	3,276	111,417
First Citizens BancShares, Inc., Class A	3,220	5,468,945
First Commonwealth Financial Corp.	43,667	589,941
First Community Bankshares, Inc.	3,444	119,645
First Financial Bancorp	37,253	830,742
First Financial Bankshares, Inc.	36,306	1,088,454
First Financial Corp.	4,126	152,827
First Foundation, Inc.	15,159	89,741
First Hawaiian, Inc.	48,972	995,601
First Horizon Corp.	168,444	2,668,153
First Internet Bancorp	1,280	37,709
First Interstate BancSystem, Inc., Class A	36,471	967,940
First Merchants Corp.	23,961	791,911
First Mid Bancshares, Inc.	9,166	290,929
First of Long Island Corp.	7,182	71,820
Five Star Bancorp	3,248	74,444
Flushing Financial Corp.	10,183	129,528
FNB Corp.	133,259	1,834,976
FS Bancorp, Inc.	1,098	36,003
Fulton Financial Corp.	67,935	1,144,025
FVCBankcorp, Inc.(1)	1,399	15,389
German American Bancorp, Inc.	11,527	364,830
Glacier Bancorp, Inc.	30,803	1,151,416
Great Southern Bancorp, Inc.	4,002	210,065
Greene County Bancorp, Inc.	466	14,646
Guaranty Bancshares, Inc.	883	25,748
Hancock Whitney Corp.	36,193	1,691,299
Hanmi Financial Corp.	14,429	227,401
HarborOne Bancorp, Inc.	10,987	114,375
HBT Financial, Inc.	3,431	66,905
Heartland Financial USA, Inc.	13,881	610,209
Heritage Commerce Corp.	24,030	195,845
Heritage Financial Corp.	11,693	211,994
Hilltop Holdings, Inc.	16,963	518,898
Hingham Institution For Savings The	446	76,221
Home Bancorp, Inc.	153	5,534
Home BancShares, Inc.	54,768	1,288,143
HomeStreet, Inc.	4,997	45,623
HomeTrust Bancshares, Inc.	4,750	131,148
Hope Bancorp, Inc.	42,464	447,146
Horizon Bancorp, Inc.	14,391	175,858
Huntington Bancshares, Inc.	459,979	6,402,908
Independent Bank Corp.	15,662	795,473
Independent Bank Corp. (Michigan)	11,400	285,684
Independent Bank Group, Inc.	13,000	598,520
International Bancshares Corp.	29,215	1,660,288
John Marshall Bancorp, Inc.	916	15,792
JPMorgan Chase & Co.	350,379	70,997,297
Kearny Financial Corp.	12,712	72,077
KeyCorp	324,024	4,656,225

Lakeland Financial Corp.	9,814	608,762
Live Oak Bancshares, Inc.	15,011	517,579
M&T Bank Corp.	41,040	6,221,664
Macatawa Bank Corp.	11,085	155,855
MainStreet Bancshares, Inc.	24	406
Mercantile Bank Corp.	9,471	362,834
Metrocity Bankshares, Inc.	8,006	197,348
Metropolitan Bank Holding Corp.(1)	3,953	166,224
Mid Penn Bancorp, Inc.	2,950	63,130
Midland States Bancorp, Inc.	11,243	255,441
MidWestOne Financial Group, Inc.	2,989	63,995
MVB Financial Corp.	1,299	24,330
National Bank Holdings Corp., Class A	16,163	589,465
National Bankshares, Inc.	152	4,676
NBT Bancorp, Inc.	15,986	594,359
Nicolet Bankshares, Inc.	3,838	309,074
Northeast Bank	2,563	142,477
Northfield Bancorp, Inc.	12,437	110,192
Northrim BanCorp, Inc.	2,278	133,058
Northwest Bancshares, Inc.	54,890	601,046
NU Holdings Ltd., Class A(1)	215,588	2,561,185
Oak Valley Bancorp	715	17,031
OceanFirst Financial Corp.	18,619	280,216
OFG Bancorp	26,882	998,935
Old National Bancorp	127,393	2,177,146
Old Second Bancorp, Inc.	21,750	314,505
OP Bancorp	18	176
Orange County Bancorp, Inc.	100	4,903
Origin Bancorp, Inc.	12,481	390,281
Orrstown Financial Services, Inc.	3,355	87,599
Pacific Premier Bancorp, Inc.	32,265	717,574
Park National Corp.	5,364	737,335
Parke Bancorp, Inc.	1,098	17,821
Pathward Financial, Inc.	15,837	844,270
PCB Bancorp	2,787	42,418
Peapack-Gladstone Financial Corp.	6,072	131,762
Peoples Bancorp, Inc.	16,728	487,621
Peoples Financial Services Corp.	322	12,555
Pinnacle Financial Partners, Inc.	23,103	1,836,920
PNC Financial Services Group, Inc.	91,760	14,442,106
Ponce Financial Group, Inc.(1)	1,651	15,453
Popular, Inc.	33,417	2,974,447
Preferred Bank	8,239	615,618
Premier Financial Corp.	16,496	325,136
Primis Financial Corp.	1,437	15,074
Prosperity Bancshares, Inc.	20,489	1,276,465
Provident Financial Services, Inc.	46,597	670,997
QCR Holdings, Inc.	7,459	422,702
RBB Bancorp	7,395	135,846
Red River Bancshares, Inc.	206	9,447
Regions Financial Corp.	275,167	5,324,481
Renasant Corp.	17,915	539,600
Republic Bancorp, Inc., Class A	3,351	173,548
S&T Bancorp, Inc.	15,267	487,170
Sandy Spring Bancorp, Inc.	16,182	379,306

Seacoast Banking Corp. of Florida	26,535	628,083
ServisFirst Bancshares, Inc.	20,808	1,285,934
Shore Bancshares, Inc.	4,013	45,387
Sierra Bancorp	1,242	26,107
Simmons First National Corp., Class A	40,113	697,164
SmartFinancial, Inc.	4,615	106,791
South Plains Financial, Inc.	5,114	138,845
Southern First Bancshares, Inc.(1)	1,968	54,061
Southern Missouri Bancorp, Inc.	2,663	112,139
Southside Bancshares, Inc.	11,733	314,562
SouthState Corp.	21,163	1,636,112
Stellar Bancorp, Inc.	16,007	361,598
Stock Yards Bancorp, Inc.	10,582	495,767
Synovus Financial Corp.	70,141	2,783,896
Texas Capital Bancshares, Inc.(1)	14,889	897,509
TFS Financial Corp.	5,680	74,862
Third Coast Bancshares, Inc.(1)	42	886
Timberland Bancorp, Inc.	1,261	31,210
Tompkins Financial Corp.	3,985	186,936
Towne Bank	24,153	656,720
TriCo Bancshares	12,513	476,495
Triumph Financial, Inc.(1)	7,885	585,856
Truist Financial Corp.	305,930	11,548,858
TrustCo Bank Corp.	7,214	200,549
Trustmark Corp.	25,597	746,153
U.S. Bancorp	326,005	13,219,503
UMB Financial Corp.	18,385	1,515,659
United Bankshares, Inc.	33,964	1,101,792
United Community Banks, Inc.	36,640	940,182
United Security Bancshares	315	2,287
Unity Bancorp, Inc.	959	26,833
Univest Financial Corp.	10,243	223,297
Valley National Bancorp	167,421	1,193,712
Veritex Holdings, Inc.	21,667	442,007
WaFd, Inc.	32,140	900,241
Washington Trust Bancorp, Inc.	5,861	153,851
Webster Financial Corp.	66,398	2,936,120
Wells Fargo & Co.	505,866	30,311,491
WesBanco, Inc.	17,952	495,475
West BanCorp, Inc.	3,026	52,410
Westamerica BanCorp	17,573	857,914
Western Alliance Bancorp	56,476	3,559,682
Western New England Bancorp, Inc.	90	604
Wintrust Financial Corp.	27,744	2,735,836
WSFS Financial Corp.	24,826	1,093,834
Zions Bancorp NA	76,465	3,302,523
		356,929,438
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	2,052	643,651
Brown-Forman Corp., Class A	5,854	268,113
Brown-Forman Corp., Class B	36,829	1,688,978
Celsius Holdings, Inc.(1)	18,093	1,447,078
Coca-Cola Co.	296,861	18,681,463
Coca-Cola Consolidated, Inc.	2,796	2,742,988
Constellation Brands, Inc., Class A	11,617	2,906,922

Duckhorn Portfolio, Inc.(1)	4,655	37,566
Keurig Dr Pepper, Inc.	66,682	2,283,858
Molson Coors Beverage Co., Class B	51,514	2,823,482
Monster Beverage Corp.(1)	72,128	3,744,886
National Beverage Corp.(1)	8,805	406,791
PepsiCo, Inc.	115,799	20,021,647
Vita Coco Co., Inc.(1)	9,079	264,290
		57,961,713
Biotechnology — 2.2%
2seventy bio, Inc.(1)(2)	4,946	20,922
4D Molecular Therapeutics, Inc.(1)	1,502	36,003
89bio, Inc.(1)	2,861	22,602
AbbVie, Inc.	152,041	24,515,091
Absci Corp.(1)(2)	2,010	8,462
Agios Pharmaceuticals, Inc.(1)	13,639	495,641
Akero Therapeutics, Inc.(1)	2,637	49,628
Aldeyra Therapeutics, Inc.(1)	8,950	34,547
Alector, Inc.(1)	16,618	81,761
Alkermes PLC(1)	30,395	711,243
Allogene Therapeutics, Inc.(1)	12,764	31,910
Alnylam Pharmaceuticals, Inc.(1)	7,146	1,060,681
Altimmune, Inc.(1)	8,025	60,268
ALX Oncology Holdings, Inc.(1)	1,202	12,777
Amgen, Inc.	52,875	16,171,819
AnaptysBio, Inc.(1)	1,120	26,813
Anavex Life Sciences Corp.(1)(2)	3,495	14,190
Anika Therapeutics, Inc.(1)	3,415	87,595
Annexon, Inc.(1)	3,874	18,711
Apellis Pharmaceuticals, Inc.(1)	1,899	74,536
Apogee Therapeutics, Inc.(1)(2)	6,626	302,411
Applied Therapeutics, Inc.(1)	7,217	30,889
Arbutus Biopharma Corp.(1)(2)	10,660	35,818
Arcturus Therapeutics Holdings, Inc.(1)	6,635	257,504
Arcus Biosciences, Inc.(1)	16,042	241,753
Arcutis Biotherapeutics, Inc.(1)	406	3,394
ARS Pharmaceuticals, Inc.(1)	3,667	32,563
Astria Therapeutics, Inc.(1)	1,941	18,381
Avid Bioservices, Inc.(1)	9,068	73,360
Avidity Biosciences, Inc.(1)	22,605	607,170
Beam Therapeutics, Inc.(1)	9,830	234,151
BioCryst Pharmaceuticals, Inc.(1)	13,953	90,136
Biogen, Inc.(1)	25,784	5,799,853
BioMarin Pharmaceutical, Inc.(1)	25,932	1,946,715
Blueprint Medicines Corp.(1)	4,910	518,300
Bridgebio Pharma, Inc.(1)	10,438	292,368
C4 Therapeutics, Inc.(1)	10,732	53,660
CareDx, Inc.(1)	5,496	71,503
Caribou Biosciences, Inc.(1)	7,707	22,196
Catalyst Pharmaceuticals, Inc.(1)	36,128	584,190
Celldex Therapeutics, Inc.(1)	636	21,179
Cerevel Therapeutics Holdings, Inc.(1)	1,156	47,095
Cogent Biosciences, Inc.(1)	9,755	78,138
Coherus Biosciences, Inc.(1)(2)	3,871	7,045
Crinetics Pharmaceuticals, Inc.(1)	11,178	496,415
CRISPR Therapeutics AG(1)(2)	15,310	822,759

Cullinan Therapeutics, Inc.(1)	16,085	377,997
Cytokinetics, Inc.(1)	8,388	406,902
Day One Biopharmaceuticals, Inc.(1)	6,026	79,965
Deciphera Pharmaceuticals, Inc.(1)	7,099	181,308
Denali Therapeutics, Inc.(1)	11,366	210,953
Dianthus Therapeutics, Inc.(1)	1,221	26,386
Disc Medicine, Inc.(1)	45	1,528
Dynavax Technologies Corp.(1)	35,222	422,312
Dyne Therapeutics, Inc.(1)	6,451	205,658
Eagle Pharmaceuticals, Inc.(1)(2)	4,202	14,581
Editas Medicine, Inc.(1)	14,718	76,534
Emergent BioSolutions, Inc.(1)	11,527	65,704
Enanta Pharmaceuticals, Inc.(1)	1,916	23,892
Entrada Therapeutics, Inc.(1)	6,979	107,965
Erasca, Inc.(1)	5,006	12,615
Exact Sciences Corp.(1)	10,701	486,360
Exelixis, Inc.(1)	57,490	1,246,958
Fate Therapeutics, Inc.(1)	17,175	63,204
Foghorn Therapeutics, Inc.(1)(2)	2,984	17,397
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	180,746
Gilead Sciences, Inc.	273,206	17,558,950
Halozyme Therapeutics, Inc.(1)	30,437	1,348,055
HilleVax, Inc.(1)	4,083	49,568
Ideaya Biosciences, Inc.(1)	8,541	312,174
ImmunityBio, Inc.(1)	4,579	29,397
Incyte Corp.(1)	29,267	1,691,340
Insmed, Inc.(1)	15,298	842,155
Intellia Therapeutics, Inc.(1)	2,497	53,386
Ionis Pharmaceuticals, Inc.(1)	10,300	386,971
Iovance Biotherapeutics, Inc.(1)	26,931	239,147
Ironwood Pharmaceuticals, Inc.(1)	45,595	287,248
iTeos Therapeutics, Inc.(1)	4,335	72,568
Janux Therapeutics, Inc.(1)	2,897	154,989
Kiniksa Pharmaceuticals Ltd., Class A(1)	4,339	82,484
Kodiak Sciences, Inc.(1)	3,505	11,146
Kura Oncology, Inc.(1)	15,761	324,834
Kymera Therapeutics, Inc.(1)	9,795	314,517
Larimar Therapeutics, Inc.(1)	1,400	11,200
Lyell Immunopharma, Inc.(1)(2)	22,174	61,422
MacroGenics, Inc.(1)	8,238	33,693
Madrigal Pharmaceuticals, Inc.(1)	48	11,336
MannKind Corp.(1)	20,304	94,820
MiMedx Group, Inc.(1)	5,317	38,017
Moderna, Inc.(1)	62,376	8,891,699
Monte Rosa Therapeutics, Inc.(1)	3,222	13,275
Morphic Holding, Inc.(1)	2,884	87,587
Mural Oncology PLC(1)	2,110	7,090
Myriad Genetics, Inc.(1)	19,277	438,744
Natera, Inc.(1)	13,639	1,452,963
Neurocrine Biosciences, Inc.(1)	19,487	2,638,735
Nkarta, Inc.(1)	3,657	24,831
Novavax, Inc.(1)	1,484	22,304
Nurix Therapeutics, Inc.(1)	8,809	138,742
Olema Pharmaceuticals, Inc.(1)	8,412	81,428
Organogenesis Holdings, Inc.(1)	9,486	26,086

ORIC Pharmaceuticals, Inc.(1)	7,147	64,251
PDL BioPharma, Inc.(1)	1,937	19
PepGen, Inc.(1)	1,390	22,699
PMV Pharmaceuticals, Inc.(1)	1,511	2,750
Poseida Therapeutics, Inc.(1)	8,559	25,591
Praxis Precision Medicines, Inc.(1)	216	10,251
Protagonist Therapeutics, Inc.(1)	20,677	582,058
PTC Therapeutics, Inc.(1)	6,416	233,286
Puma Biotechnology, Inc.(1)	10,917	42,030
Regeneron Pharmaceuticals, Inc.(1)	14,694	14,402,471
REGENXBIO, Inc.(1)	13,635	195,662
Relay Therapeutics, Inc.(1)	16,059	102,938
Repare Therapeutics, Inc.(1)	4,231	14,724
Replimune Group, Inc.(1)	8,592	45,280
REVOLUTION Medicines, Inc.(1)	9,524	365,055
Rocket Pharmaceuticals, Inc.(1)	6,711	143,078
Roivant Sciences Ltd.(1)	56,649	586,884
Sage Therapeutics, Inc.(1)	13,343	148,241
Sana Biotechnology, Inc.(1)	2,230	16,725
Sarepta Therapeutics, Inc.(1)	5,545	720,074
Savara, Inc.(1)	9,549	39,055
Scholar Rock Holding Corp.(1)	6,786	63,721
SpringWorks Therapeutics, Inc.(1)	6,171	255,850
Spyre Therapeutics, Inc.(1)(2)	4,329	151,299
Stoke Therapeutics, Inc.(1)(2)	6,079	88,875
Sutro Biopharma, Inc.(1)	9,613	40,615
Syndax Pharmaceuticals, Inc.(1)	9,803	188,904
Tango Therapeutics, Inc.(1)(2)	10,953	75,795
Tenaya Therapeutics, Inc.(1)	3,457	14,554
TScan Therapeutics, Inc.(1)	1,549	13,244
Twist Bioscience Corp.(1)	12,936	542,018
Tyra Biosciences, Inc.(1)(2)	2,310	37,468
uniQure NV(1)	9,669	47,862
United Therapeutics Corp.(1)	15,146	4,167,119
Vanda Pharmaceuticals, Inc.(1)	11,217	57,319
Vaxcyte, Inc.(1)	12,376	869,661
Veracyte, Inc.(1)	488	10,126
Vertex Pharmaceuticals, Inc.(1)	43,246	19,691,634
Verve Therapeutics, Inc.(1)	5,770	29,946
Viking Therapeutics, Inc.(1)	3,919	243,997
Vir Biotechnology, Inc.(1)	35,902	368,713
Voyager Therapeutics, Inc.(1)	22,313	187,429
Xencor, Inc.(1)	11,821	280,867
Xenon Pharmaceuticals, Inc.(1)	5,979	227,620
XOMA Corp.(1)	868	22,386
Y-mAbs Therapeutics, Inc.(1)(2)	1,684	20,376
Zentalis Pharmaceuticals, Inc.(1)	2,428	28,845
Zymeworks, Inc.(1)	2,081	17,647
		143,773,024
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	925,689	163,328,567
Big Lots, Inc.(1)	10,463	36,411
Coupang, Inc.(1)	170,905	3,886,380
Dillard's, Inc., Class A	1,808	808,809
eBay, Inc.	34,101	1,848,956

Etsy, Inc.(1)	9,605	609,629
Kohl's Corp.	66,420	1,487,144
Macy's, Inc.	170,030	3,312,185
MercadoLibre, Inc.(1)	10,779	18,600,027
Nordstrom, Inc.	60,222	1,330,906
Ollie's Bargain Outlet Holdings, Inc.(1)	13,586	1,119,894
		196,368,908
Building Products — 1.3%
A O Smith Corp.	44,681	3,737,119
AAON, Inc.	12,205	915,985
Advanced Drainage Systems, Inc.	36,259	6,290,574
Allegion PLC	13,418	1,634,581
American Woodmark Corp.(1)	5,144	442,950
Apogee Enterprises, Inc.	14,313	929,916
Armstrong World Industries, Inc.	27,559	3,191,332
AZEK Co., Inc.(1)	23,824	1,142,599
AZZ, Inc.	6,691	561,241
Builders FirstSource, Inc.(1)	56,265	9,046,849
Carlisle Cos., Inc.	19,498	8,155,818
Carrier Global Corp.	81,879	5,173,934
CSW Industrials, Inc.	4,154	1,056,196
Fortune Brands Innovations, Inc.	33,212	2,326,833
Gibraltar Industries, Inc.(1)	16,275	1,228,112
Griffon Corp.	19,025	1,284,948
Hayward Holdings, Inc.(1)	12,815	185,689
Insteel Industries, Inc.	14,291	469,745
Janus International Group, Inc.(1)	57,766	801,792
JELD-WEN Holding, Inc.(1)	56,055	869,413
Johnson Controls International PLC	24,805	1,783,728
Lennox International, Inc.	11,860	5,960,836
Masco Corp.	16,185	1,131,655
Masterbrand, Inc.(1)	76,456	1,277,580
Owens Corning	41,399	7,496,117
Quanex Building Products Corp.	19,486	642,259
Resideo Technologies, Inc.(1)	11,090	239,544
Simpson Manufacturing Co., Inc.	19,127	3,173,552
Trane Technologies PLC	20,624	6,753,535
Trex Co., Inc.(1)	50,113	4,333,772
UFP Industries, Inc.	32,448	3,876,887
Zurn Elkay Water Solutions Corp.	25,469	797,434
		86,912,525
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	4,399	715,277
Ameriprise Financial, Inc.	35,133	15,339,419
ARES Management Corp., Class A	11,348	1,590,649
Artisan Partners Asset Management, Inc., Class A	37,896	1,668,561
AssetMark Financial Holdings, Inc.(1)	4,603	158,297
Bank of New York Mellon Corp.	178,545	10,643,067
BGC Group, Inc., Class A	90,000	780,300
BlackRock, Inc.	14,049	10,846,250
Blackstone, Inc.	42,456	5,115,948
Blue Owl Capital, Inc.	7,390	132,946
Brightsphere Investment Group, Inc.	13,011	288,454
Brookfield Asset Management Ltd., Class A	18,182	713,462
Carlyle Group, Inc.	70,766	3,040,107

Cboe Global Markets, Inc.	10,515	1,818,990
Charles Schwab Corp.	228,479	16,742,941
CME Group, Inc.	37,843	7,681,372
Cohen & Steers, Inc.	11,768	827,173
Coinbase Global, Inc., Class A(1)	23,924	5,404,910
Diamond Hill Investment Group, Inc.	1,266	189,951
Donnelley Financial Solutions, Inc.(1)	3,341	203,667
Evercore, Inc., Class A	15,776	3,201,581
FactSet Research Systems, Inc.	6,657	2,691,159
Federated Hermes, Inc.	26,970	894,595
Franklin Resources, Inc.	60,027	1,416,637
Goldman Sachs Group, Inc.	49,573	22,631,066
Hamilton Lane, Inc., Class A	9,292	1,166,053
Houlihan Lokey, Inc.	12,625	1,708,794
Interactive Brokers Group, Inc., Class A	8,938	1,123,685
Intercontinental Exchange, Inc.	30,161	4,038,558
Invesco Ltd.	85,677	1,345,986
Janus Henderson Group PLC	35,630	1,193,605
Jefferies Financial Group, Inc.	55,163	2,566,183
KKR & Co., Inc.	83,013	8,537,057
Lazard, Inc.	17,554	706,197
LPL Financial Holdings, Inc.	18,574	5,316,065
MarketAxess Holdings, Inc.	7,456	1,483,222
Moelis & Co., Class A	13,892	786,426
Moody's Corp.	16,190	6,427,268
Morgan Stanley	175,849	17,205,066
Morningstar, Inc.	1,271	366,366
MSCI, Inc.	5,042	2,496,698
Nasdaq, Inc.	17,660	1,042,470
Northern Trust Corp.	62,345	5,251,943
Open Lending Corp., Class A(1)	42,390	274,263
Oppenheimer Holdings, Inc., Class A	1,662	75,920
Patria Investments Ltd., Class A	27,083	352,079
Perella Weinberg Partners	1,336	20,628
Piper Sandler Cos.	6,780	1,435,868
PJT Partners, Inc., Class A	1,386	147,845
Raymond James Financial, Inc.	55,170	6,772,118
Robinhood Markets, Inc., Class A(1)	11,330	236,797
S&P Global, Inc.	12,585	5,380,213
SEI Investments Co.	37,851	2,562,891
State Street Corp.	79,975	6,045,310
StepStone Group, Inc., Class A	16,003	687,169
Stifel Financial Corp.	33,497	2,711,582
StoneX Group, Inc.(1)	16,684	1,252,468
T Rowe Price Group, Inc.	57,186	6,738,226
TPG, Inc.	15,525	650,808
Tradeweb Markets, Inc., Class A	10,536	1,148,529
Victory Capital Holdings, Inc., Class A	7,723	401,828
Virtu Financial, Inc., Class A	13,400	294,800
Virtus Investment Partners, Inc.	3,198	731,031
WisdomTree, Inc.	39,372	392,539
XP, Inc., Class A	14,451	274,425
		216,085,758
Chemicals — 2.0%
AdvanSix, Inc.	14,686	348,058

Air Products & Chemicals, Inc.	34,757	9,269,692
Albemarle Corp.	20,638	2,530,012
Alto Ingredients, Inc.(1)	7,798	11,853
American Vanguard Corp.	8,502	73,882
Arcadium Lithium PLC(1)	122,548	542,888
Ashland, Inc.	17,888	1,791,841
Aspen Aerogels, Inc.(1)	15,048	450,236
Avient Corp.	22,805	1,018,927
Axalta Coating Systems Ltd.(1)	36,397	1,295,369
Balchem Corp.	3,997	613,939
Cabot Corp.	33,452	3,422,140
Celanese Corp.	10,707	1,627,892
CF Industries Holdings, Inc.	85,869	6,846,335
Chemours Co.	92,544	2,296,942
Core Molding Technologies, Inc.(1)	4,990	96,008
Corteva, Inc.	91,567	5,122,258
Dow, Inc.	190,486	10,977,708
DuPont de Nemours, Inc.	53,214	4,372,062
Eastman Chemical Co.	40,957	4,150,173
Ecolab, Inc.	14,738	3,422,164
Ecovyst, Inc.(1)	36,295	337,544
Element Solutions, Inc.	8,640	207,619
FMC Corp.	30,102	1,834,717
Hawkins, Inc.	12,682	1,107,392
HB Fuller Co.	10,678	850,289
Huntsman Corp.	58,979	1,462,679
Ingevity Corp.(1)	11,815	577,163
Innospec, Inc.	8,676	1,134,821
International Flavors & Fragrances, Inc.	26,787	2,576,374
Intrepid Potash, Inc.(1)	1,937	51,970
Koppers Holdings, Inc.	8,464	375,209
Kronos Worldwide, Inc.	5,663	80,471
Linde PLC	35,167	15,315,932
LSB Industries, Inc.(1)	28,015	274,827
LyondellBasell Industries NV, Class A	90,288	8,976,433
Mativ Holdings, Inc.	18,413	330,882
Minerals Technologies, Inc.	14,145	1,227,079
Mosaic Co.	137,058	4,239,204
NewMarket Corp.	4,235	2,266,022
Olin Corp.	65,880	3,541,709
Orion SA	34,170	849,808
Perimeter Solutions SA(1)	7,949	60,412
PPG Industries, Inc.	21,723	2,854,619
PureCycle Technologies, Inc.(1)(2)	31,837	165,234
Quaker Chemical Corp.	5,503	997,969
Rayonier Advanced Materials, Inc.(1)	14,907	84,225
RPM International, Inc.	48,058	5,387,302
Scotts Miracle-Gro Co.	6,881	479,537
Sensient Technologies Corp.	1,748	135,767
Sherwin-Williams Co.	25,860	7,856,268
Stepan Co.	6,225	542,633
Trinseo PLC	7,559	28,951
Tronox Holdings PLC, Class A	49,805	986,637
Westlake Corp.	13,363	2,145,563
		129,623,640

Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	2,173	102,718
ACCO Brands Corp.	33,383	169,919
Acme United Corp.	464	16,467
ACV Auctions, Inc., Class A(1)	1,756	31,345
Aris Water Solutions, Inc., Class A	11,249	172,897
Brady Corp., Class A	18,012	1,229,679
Brink's Co.	9,845	1,016,398
Casella Waste Systems, Inc., Class A(1)	8,787	883,884
Cimpress PLC(1)	3,988	329,050
Cintas Corp.	9,147	6,201,392
Civeo Corp.	4,499	109,641
Clean Harbors, Inc.(1)	12,743	2,760,006
Copart, Inc.(1)	132,979	7,055,866
Deluxe Corp.	3,336	75,827
Ennis, Inc.	7,520	158,146
Enviri Corp.(1)	7,197	63,693
Healthcare Services Group, Inc.(1)	18,825	202,933
HNI Corp.	20,269	953,656
Interface, Inc.	41,163	663,136
Liquidity Services, Inc.(1)	5,450	106,875
Matthews International Corp., Class A	2,048	58,020
MillerKnoll, Inc.	23,438	646,420
Montrose Environmental Group, Inc.(1)	385	18,099
MSA Safety, Inc.	5,703	1,026,540
OPENLANE, Inc.(1)	8,758	151,076
Pitney Bowes, Inc.	35,179	190,670
Quad/Graphics, Inc.	6,239	29,448
Republic Services, Inc.	10,990	2,035,238
Rollins, Inc.	38,997	1,781,773
Steelcase, Inc., Class A	56,402	770,451
Stericycle, Inc.(1)	2,572	132,561
Tetra Tech, Inc.	3,440	720,646
UniFirst Corp.	2,750	436,150
Veralto Corp.	30,901	3,046,221
Vestis Corp.	9,082	111,890
Viad Corp.(1)	1,418	49,559
Virco Mfg. Corp.	8,059	95,902
Waste Connections, Inc.	15,204	2,498,321
Waste Management, Inc.	44,816	9,444,076
		45,546,589
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	3,598	19,969
Applied Optoelectronics, Inc.(1)(2)	29,798	312,581
Arista Networks, Inc.(1)	28,680	8,536,602
Aviat Networks, Inc.(1)	1,614	49,889
Calix, Inc.(1)	7,290	260,253
Ciena Corp.(1)	29,844	1,437,586
Cisco Systems, Inc.	247,576	11,512,284
Comtech Telecommunications Corp.(1)	2,397	5,969
Digi International, Inc.(1)	914	22,265
Extreme Networks, Inc.(1)	38,435	428,550
F5, Inc.(1)	5,862	990,502
Juniper Networks, Inc.	29,946	1,068,174
Motorola Solutions, Inc.	29,696	10,836,367

NETGEAR, Inc.(1)	5,813	80,278
NetScout Systems, Inc.(1)	384	7,887
Ribbon Communications, Inc.(1)	5,370	16,862
Ubiquiti, Inc.	195	27,916
Viasat, Inc.(1)	26,251	443,379
Viavi Solutions, Inc.(1)	2,385	17,935
		36,075,248
Construction and Engineering — 0.6%
AECOM	8,893	776,714
Ameresco, Inc., Class A(1)	13,710	500,689
API Group Corp.(1)	10,906	388,690
Arcosa, Inc.	10,522	924,989
Argan, Inc.	7,846	554,163
Comfort Systems USA, Inc.	17,426	5,704,227
Concrete Pumping Holdings, Inc.(1)	1,011	7,249
Construction Partners, Inc., Class A(1)	19,523	1,136,434
Dycom Industries, Inc.(1)	12,306	2,214,588
EMCOR Group, Inc.	21,051	8,181,682
Fluor Corp.(1)	42,733	1,854,612
Granite Construction, Inc.	13,439	837,115
Great Lakes Dredge & Dock Corp.(1)	12,220	111,813
IES Holdings, Inc.(1)	4,781	728,863
Limbach Holdings, Inc.(1)	5,876	335,402
MasTec, Inc.(1)	12,587	1,412,891
Matrix Service Co.(1)	1,646	19,884
MDU Resources Group, Inc.	85,218	2,150,902
MYR Group, Inc.(1)	9,015	1,397,866
Northwest Pipe Co.(1)	1,935	68,673
Orion Group Holdings, Inc.(1)	7,573	81,637
Primoris Services Corp.	27,902	1,527,913
Quanta Services, Inc.	19,139	5,281,216
Sterling Infrastructure, Inc.(1)	22,784	2,799,470
Tutor Perini Corp.(1)	14,679	323,819
Valmont Industries, Inc.	4,765	1,197,921
WillScot Mobile Mini Holdings Corp.(1)	47,425	1,869,968
		42,389,390
Construction Materials — 0.3%
Eagle Materials, Inc.	19,121	4,443,529
Knife River Corp.(1)	24,793	1,753,113
Martin Marietta Materials, Inc.	13,266	7,589,213
Summit Materials, Inc., Class A(1)	24,876	961,209
U.S. Lime & Minerals, Inc.	575	197,075
Vulcan Materials Co.	19,249	4,923,317
		19,867,456
Consumer Finance — 1.1%
Ally Financial, Inc.	136,446	5,317,301
American Express Co.	75,692	18,166,080
Atlanticus Holdings Corp.(1)	921	23,670
Bread Financial Holdings, Inc.	33,929	1,416,875
Capital One Financial Corp.	94,479	13,003,145
Consumer Portfolio Services, Inc.(1)	2,357	19,516
Credit Acceptance Corp.(1)	2,236	1,097,496
Discover Financial Services	84,762	10,396,907
Encore Capital Group, Inc.(1)	7,620	337,109
Enova International, Inc.(1)	8,083	498,317

EZCORP, Inc., Class A(1)	16,222	170,169
FirstCash Holdings, Inc.	7,812	921,191
Green Dot Corp., Class A(1)	14,738	146,054
LendingClub Corp.(1)	38,223	340,949
Medallion Financial Corp.	3,474	28,869
Moneylion, Inc.(1)	457	45,014
Navient Corp.	43,088	649,336
Nelnet, Inc., Class A	4,698	486,995
NerdWallet, Inc., Class A(1)	4,685	65,356
OneMain Holdings, Inc.	62,372	3,063,713
Oportun Financial Corp.(1)	4,622	15,622
PRA Group, Inc.(1)	10,903	235,287
PROG Holdings, Inc.	28,370	1,072,102
Regional Management Corp.	2,067	56,842
SLM Corp.	137,899	2,959,312
SoFi Technologies, Inc.(1)(2)	184,882	1,275,686
Synchrony Financial	183,681	8,045,228
Upstart Holdings, Inc.(1)(2)	2,659	65,730
World Acceptance Corp.(1)	848	108,959
		70,028,830
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	24,618	508,115
Andersons, Inc.	23,290	1,218,999
BJ's Wholesale Club Holdings, Inc.(1)	47,330	4,168,353
Casey's General Stores, Inc.	16,466	5,463,089
Chefs' Warehouse, Inc.(1)	1,131	44,584
Costco Wholesale Corp.	66,562	53,907,898
Dollar General Corp.	28,409	3,889,476
Dollar Tree, Inc.(1)	47,366	5,586,820
Grocery Outlet Holding Corp.(1)	18,140	398,899
Ingles Markets, Inc., Class A	7,554	552,499
Kroger Co.	231,681	12,133,134
Maplebear, Inc.(1)	12,220	372,466
Natural Grocers by Vitamin Cottage, Inc.	3,119	67,308
Performance Food Group Co.(1)	32,456	2,258,937
PriceSmart, Inc.	13,426	1,129,798
SpartanNash Co.	18,624	365,962
Sprouts Farmers Market, Inc.(1)	60,374	4,768,338
Sysco Corp.	66,972	4,876,901
Target Corp.	123,681	19,314,025
U.S. Foods Holding Corp.(1)	12,261	647,749
United Natural Foods, Inc.(1)	20,811	249,940
Village Super Market, Inc., Class A	2,334	70,954
Walgreens Boots Alliance, Inc.	21,735	352,542
Walmart, Inc.	570,155	37,493,393
Weis Markets, Inc.	4,883	320,081
		160,160,260
Containers and Packaging — 0.6%
Amcor PLC	118,917	1,209,386
AptarGroup, Inc.	18,777	2,773,175
Ardagh Metal Packaging SA	13,231	52,262
Avery Dennison Corp.	12,429	2,828,716
Ball Corp.	26,176	1,817,400
Berry Global Group, Inc.	14,148	847,182
Crown Holdings, Inc.	12,350	1,039,747

Graphic Packaging Holding Co.	114,789	3,250,825
Greif, Inc., Class A	8,769	569,459
Greif, Inc., Class B	913	59,573
International Paper Co.	126,711	5,713,399
Myers Industries, Inc.	16,544	261,395
O-I Glass, Inc.(1)	26,015	330,130
Packaging Corp. of America	39,243	7,200,698
Ranpak Holdings Corp.(1)	1,202	7,500
Sealed Air Corp.	23,980	932,103
Silgan Holdings, Inc.	6,917	326,828
Sonoco Products Co.	29,797	1,828,642
TriMas Corp.	9,637	256,537
Westrock Co.	107,759	5,780,193
		37,085,150
Distributors — 0.2%
Genuine Parts Co.	26,322	3,794,053
LKQ Corp.	31,923	1,373,647
Pool Corp.	13,422	4,879,568
		10,047,268
Diversified Consumer Services — 0.2%
ADT, Inc.	37,727	268,239
Adtalem Global Education, Inc.(1)	15,900	1,023,801
American Public Education, Inc.(1)	6,456	112,334
Bright Horizons Family Solutions, Inc.(1)	2,642	277,727
Carriage Services, Inc.	255	6,857
Chegg, Inc.(1)	12,037	46,102
Coursera, Inc.(1)	14,526	110,398
Duolingo, Inc.(1)	3,297	631,046
Frontdoor, Inc.(1)	16,618	587,779
Graham Holdings Co., Class B	1,192	896,896
Grand Canyon Education, Inc.(1)	16,032	2,283,919
H&R Block, Inc.	28,190	1,399,351
Laureate Education, Inc., Class A	85,572	1,340,057
OneSpaWorld Holdings Ltd.(1)	20,592	320,206
Perdoceo Education Corp.	27,682	622,845
Service Corp. International	22,695	1,626,324
Strategic Education, Inc.	1,710	193,948
Stride, Inc.(1)	15,342	1,053,382
Udemy, Inc.(1)	3,005	26,564
Universal Technical Institute, Inc.(1)	27,748	438,696
WW International, Inc.(1)(2)	2,458	4,080
		13,270,551
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,218,012	22,192,179
ATN International, Inc.	4,304	104,759
Consolidated Communications Holdings, Inc.(1)	5,433	23,905
Frontier Communications Parent, Inc.(1)	129,896	3,463,027
IDT Corp., Class B	10,665	432,253
Iridium Communications, Inc.	39,935	1,202,443
Liberty Latin America Ltd., Class A(1)	1,802	16,344
Liberty Latin America Ltd., Class C(1)	15,531	140,866
Shenandoah Telecommunications Co.	17,362	326,579
Verizon Communications, Inc.	722,612	29,735,484
		57,637,839

Electric Utilities — 1.3%
ALLETE, Inc.	14,285	902,098
Alliant Energy Corp.	51,565	2,655,082
American Electric Power Co., Inc.	76,935	6,943,384
Avangrid, Inc.	7,999	288,044
Constellation Energy Corp.	37,493	8,145,354
Duke Energy Corp.	56,797	5,882,465
Edison International	72,663	5,584,152
Entergy Corp.	46,122	5,188,264
Evergy, Inc.	54,532	2,980,719
Eversource Energy	42,952	2,544,047
Exelon Corp.	71,424	2,681,971
FirstEnergy Corp.	41,129	1,655,854
Genie Energy Ltd., Class B	5,039	76,895
Hawaiian Electric Industries, Inc.	28,738	315,831
IDACORP, Inc.	718	68,547
MGE Energy, Inc.	4,753	380,858
NextEra Energy, Inc.	72,922	5,835,218
NRG Energy, Inc.	46,058	3,730,698
OGE Energy Corp.	47,883	1,738,153
Otter Tail Corp.	12,131	1,097,492
PG&E Corp.	422,789	7,838,508
Pinnacle West Capital Corp.	26,528	2,091,998
PNM Resources, Inc.	2,183	83,696
Portland General Electric Co.	25,345	1,129,373
PPL Corp.	126,950	3,723,443
Southern Co.	87,768	7,033,727
Xcel Energy, Inc.	97,646	5,414,471
		86,010,342
Electrical Equipment — 0.8%
Acuity Brands, Inc.	12,642	3,281,990
Allient, Inc.	231	6,260
AMETEK, Inc.	19,271	3,267,976
Array Technologies, Inc.(1)	25,642	363,603
Atkore, Inc.	21,908	3,333,302
Eaton Corp. PLC	24,705	8,223,059
Emerson Electric Co.	35,922	4,029,011
Encore Wire Corp.	9,942	2,870,554
EnerSys	19,159	2,066,106
GE Vernova, Inc.(1)	23,890	4,202,251
Generac Holdings, Inc.(1)	6,779	997,937
GrafTech International Ltd.(1)	110,823	182,858
Hubbell, Inc.	5,958	2,317,007
LSI Industries, Inc.	13,515	214,618
NEXTracker, Inc., Class A(1)	23,886	1,317,791
nVent Electric PLC	17,044	1,387,041
Plug Power, Inc.(1)(2)	68,654	228,618
Powell Industries, Inc.	7,119	1,280,423
Regal Rexnord Corp.	6,597	986,515
Rockwell Automation, Inc.	8,603	2,215,531
Sensata Technologies Holding PLC	6,824	281,968
Sunrun, Inc.(1)	38,993	563,839
Thermon Group Holdings, Inc.(1)	6,397	215,963
TPI Composites, Inc.(1)(2)	4,165	22,824

Vertiv Holdings Co.	69,886	6,853,720
		50,710,765
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	3,850	413,606
Amphenol Corp., Class A	41,394	5,479,324
Arrow Electronics, Inc.(1)	19,982	2,623,836
Avnet, Inc.	25,972	1,418,071
Badger Meter, Inc.	5,513	1,063,788
Bel Fuse, Inc., Class B	6,760	461,032
Belden, Inc.	8,621	824,943
Benchmark Electronics, Inc.	10,570	455,250
CDW Corp.	20,547	4,594,720
Climb Global Solutions, Inc.	1,471	84,685
Cognex Corp.	22,901	1,042,454
Coherent Corp.(1)	18,525	1,057,037
Corning, Inc.	221,694	8,260,318
Crane NXT Co.	18,555	1,173,047
CTS Corp.	8,736	462,571
Daktronics, Inc.(1)	27,724	309,400
ePlus, Inc.(1)	15,372	1,150,440
Fabrinet(1)	8,668	2,076,246
FARO Technologies, Inc.(1)	1,827	34,220
Flex Ltd.(1)	143,186	4,743,752
Insight Enterprises, Inc.(1)	17,065	3,336,207
IPG Photonics Corp.(1)	6,456	559,929
Jabil, Inc.	62,275	7,404,497
Keysight Technologies, Inc.(1)	26,574	3,679,968
Kimball Electronics, Inc.(1)	6,626	151,868
Knowles Corp.(1)	17,752	311,015
Littelfuse, Inc.	4,488	1,151,621
Methode Electronics, Inc.	9,256	109,036
Napco Security Technologies, Inc.	13,094	650,117
nLight, Inc.(1)	5,751	75,626
Novanta, Inc.(1)	1,663	269,672
OSI Systems, Inc.(1)	2,095	301,135
PC Connection, Inc.	5,972	403,946
Plexus Corp.(1)	9,683	1,066,486
Richardson Electronics Ltd.	2,837	31,746
Rogers Corp.(1)	1,983	233,994
Sanmina Corp.(1)	24,661	1,690,265
ScanSource, Inc.(1)	11,019	522,631
SmartRent, Inc.(1)	15,135	35,719
TD SYNNEX Corp.	19,348	2,531,492
TE Connectivity Ltd.	59,898	8,966,731
Teledyne Technologies, Inc.(1)	2,464	978,085
Trimble, Inc.(1)	8,212	457,244
TTM Technologies, Inc.(1)	40,663	756,332
Vishay Intertechnology, Inc.	70,092	1,656,274
Vishay Precision Group, Inc.(1)	3,869	130,656
Vontier Corp.	25,767	1,030,165
Zebra Technologies Corp., Class A(1)	2,512	784,598
		77,005,795
Energy Equipment and Services — 1.0%
Archrock, Inc.	107,214	2,170,011
Baker Hughes Co.	283,446	9,489,772

Bristow Group, Inc.(1)	5,774	207,344
Cactus, Inc., Class A	5,377	276,109
ChampionX Corp.	105,286	3,434,429
Core Laboratories, Inc.	1,346	25,224
Diamond Offshore Drilling, Inc.(1)	30,204	458,497
DMC Global, Inc.(1)	3,568	46,348
Dril-Quip, Inc.(1)	11,194	216,492
Expro Group Holdings NV(1)	36,185	794,261
Forum Energy Technologies, Inc.(1)	1,556	28,381
Geospace Technologies Corp.(1)	1,159	11,428
Halliburton Co.	311,135	11,418,655
Helix Energy Solutions Group, Inc.(1)	75,094	864,332
Helmerich & Payne, Inc.	47,469	1,806,670
KLX Energy Services Holdings, Inc.(1)(2)	8,314	42,485
Kodiak Gas Services, Inc.	10,652	293,463
Liberty Energy, Inc., Class A	99,640	2,460,112
Nabors Industries Ltd.(1)	5,986	447,513
Newpark Resources, Inc.(1)	53,858	456,716
Noble Corp. PLC	8,800	408,848
NOV, Inc.	82,678	1,556,000
Oceaneering International, Inc.(1)	66,090	1,565,011
Oil States International, Inc.(1)	14,957	66,858
Patterson-UTI Energy, Inc.	202,819	2,235,065
ProFrac Holding Corp., Class A(1)	3,704	35,632
ProPetro Holding Corp.(1)	65,743	629,818
Ranger Energy Services, Inc.	7,385	77,912
RPC, Inc.	66,976	457,446
Schlumberger NV	129,648	5,949,547
SEACOR Marine Holdings, Inc.(1)	840	11,054
Select Water Solutions, Inc., Class A	43,849	479,270
Solaris Oilfield Infrastructure, Inc., Class A	14,903	136,511
TechnipFMC PLC	229,195	6,002,617
TETRA Technologies, Inc.(1)	60,848	225,746
Tidewater, Inc.(1)	22,373	2,311,802
Transocean Ltd.(1)	193,858	1,201,920
U.S. Silica Holdings, Inc.(1)	42,982	665,791
Valaris Ltd.(1)	26,527	2,053,190
Weatherford International PLC(1)	42,321	5,092,909
		66,111,189
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)	7,535	32,626
Atlanta Braves Holdings, Inc., Class A(1)	1,452	61,028
Atlanta Braves Holdings, Inc., Class C(1)	7,886	315,203
Cinemark Holdings, Inc.(1)	20,644	356,522
Electronic Arts, Inc.	28,784	3,824,818
Endeavor Group Holdings, Inc., Class A	736	19,747
IMAX Corp.(1)	16,531	271,770
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	106,172
Liberty Media Corp.-Liberty Formula One, Class C(1)	23,116	1,713,820
Liberty Media Corp.-Liberty Live, Class A(1)	383	14,029
Liberty Media Corp.-Liberty Live, Class C(1)	3,506	133,473
Lions Gate Entertainment Corp., Class A(1)	5,840	48,530
Lions Gate Entertainment Corp., Class B(1)	13,606	105,038
Live Nation Entertainment, Inc.(1)	14,234	1,334,295
Madison Square Garden Entertainment Corp.(1)	3,405	121,014

Madison Square Garden Sports Corp.(1)	1,429	263,865
Marcus Corp.	8,732	92,996
Netflix, Inc.(1)	43,882	28,155,569
Playstudios, Inc.(1)	11,056	25,097
Playtika Holding Corp.	6,349	55,490
ROBLOX Corp., Class A(1)	19,874	668,164
Roku, Inc.(1)	17,747	1,018,678
Sphere Entertainment Co.(1)	8,180	298,570
Spotify Technology SA(1)	715	212,198
Take-Two Interactive Software, Inc.(1)	17,938	2,876,538
TKO Group Holdings, Inc.	16,010	1,746,211
Vivid Seats, Inc., Class A(1)(2)	1,882	9,504
Walt Disney Co.	106,592	11,075,975
Warner Bros Discovery, Inc.(1)	354,172	2,918,377
		57,875,317
Financial Services — 2.8%
Acacia Research Corp.(1)	1,942	10,836
Affirm Holdings, Inc.(1)	38,037	1,113,343
Alerus Financial Corp.	5,490	106,177
A-Mark Precious Metals, Inc.(2)	7,652	290,317
Apollo Global Management, Inc.	38,548	4,477,736
Berkshire Hathaway, Inc., Class B(1)	101,971	42,256,782
Block, Inc.(1)	33,379	2,138,926
Cannae Holdings, Inc.(1)	17,586	319,714
Cass Information Systems, Inc.	5,178	219,237
Corebridge Financial, Inc.	5,504	160,552
Corpay, Inc.(1)	7,509	2,009,934
Enact Holdings, Inc.	11,574	355,438
Equitable Holdings, Inc.	150,991	6,264,617
Essent Group Ltd.	42,078	2,385,823
Euronet Worldwide, Inc.(1)	5,291	616,825
EVERTEC, Inc.	22,960	802,911
Federal Agricultural Mortgage Corp., Class C	5,622	981,995
Fidelity National Information Services, Inc.	39,591	3,004,165
Fiserv, Inc.(1)	23,382	3,501,688
Global Payments, Inc.	8,535	869,290
International Money Express, Inc.(1)	16,072	335,262
Jack Henry & Associates, Inc.	14,077	2,318,200
Jackson Financial, Inc., Class A	53,355	4,055,514
loanDepot, Inc., Class A(1)	4,466	8,084
Marqeta, Inc., Class A(1)	88,230	469,384
Mastercard, Inc., Class A	84,691	37,862,805
Merchants Bancorp	9,806	392,730
MGIC Investment Corp.	135,718	2,850,078
Mr Cooper Group, Inc.(1)	23,351	1,947,473
NCR Atleos Corp.(1)	602	16,754
NewtekOne, Inc.	11,259	154,811
NMI Holdings, Inc., Class A(1)	42,977	1,425,977
Ocwen Financial Corp.(1)	2,159	52,917
Pagseguro Digital Ltd., Class A(1)	14,272	174,832
Payoneer Global, Inc.(1)	90,365	541,286
PayPal Holdings, Inc.(1)	73,804	4,648,914
Paysafe Ltd.(1)	722	13,126
PennyMac Financial Services, Inc.	10,339	937,230
Radian Group, Inc.	69,704	2,177,553

Repay Holdings Corp.(1)	2,100	20,454
Shift4 Payments, Inc., Class A(1)(2)	5,912	397,759
StoneCo Ltd., A Shares(1)	16,742	231,709
Toast, Inc., Class A(1)	24,229	587,069
Visa, Inc., Class A	161,827	44,091,384
Voya Financial, Inc.	29,711	2,252,688
Walker & Dunlop, Inc.	14,472	1,389,167
Waterstone Financial, Inc.	4,082	49,392
Western Union Co.	73,633	942,502
WEX, Inc.(1)	7,220	1,352,450
		183,583,810
Food Products — 0.8%
Alico, Inc.	400	10,708
Archer-Daniels-Midland Co.	119,395	7,455,024
B&G Foods, Inc.	46,649	445,031
Beyond Meat, Inc.(1)(2)	2,397	18,193
BRC, Inc., Class A(1)(2)	12,543	72,749
Bunge Global SA	58,758	6,321,773
Calavo Growers, Inc.	5,868	158,260
Cal-Maine Foods, Inc.	23,656	1,458,866
Campbell Soup Co.	14,824	657,889
Conagra Brands, Inc.	14,038	419,455
Darling Ingredients, Inc.(1)	35,815	1,446,926
Dole PLC	21,881	270,668
Farmer Bros Co.(1)	1,664	4,792
Flowers Foods, Inc.	61,745	1,433,719
Fresh Del Monte Produce, Inc.	9,281	216,804
Freshpet, Inc.(1)	1,332	174,718
General Mills, Inc.	26,821	1,843,944
Hershey Co.	22,022	4,356,612
Hormel Foods Corp.	26,665	826,082
Ingredion, Inc.	28,404	3,339,742
J & J Snack Foods Corp.	2,279	370,816
J M Smucker Co.	14,950	1,669,018
John B Sanfilippo & Son, Inc.	4,484	452,122
Kellanova	20,946	1,263,882
Kraft Heinz Co.	101,587	3,593,132
Lamb Weston Holdings, Inc.	27,507	2,428,593
Lancaster Colony Corp.	3,853	714,732
Lifeway Foods, Inc.(1)	2,259	34,698
Limoneira Co.	1,913	38,298
Mama's Creations, Inc.(1)	2,792	19,153
McCormick & Co., Inc.	8,873	640,808
Mission Produce, Inc.(1)	11,592	137,365
Mondelez International, Inc., Class A	78,158	5,356,168
Pilgrim's Pride Corp.(1)	14,679	527,417
Post Holdings, Inc.(1)	2,751	293,174
Seaboard Corp.	91	304,043
Seneca Foods Corp., Class A(1)	1,556	91,991
Simply Good Foods Co.(1)	17,280	665,107
Tootsie Roll Industries, Inc.	2,795	81,782
Tyson Foods, Inc., Class A	52,650	3,014,213
Utz Brands, Inc.	463	8,584
Vital Farms, Inc.(1)	5,601	231,769
Westrock Coffee Co.(1)	2,273	23,594

WK Kellogg Co.	21,702	412,121
		53,304,535
Gas Utilities — 0.1%
Atmos Energy Corp.	31,779	3,683,822
Chesapeake Utilities Corp.	1,260	141,133
National Fuel Gas Co.	29,154	1,666,443
New Jersey Resources Corp.	17,976	781,237
Northwest Natural Holding Co.	8,889	332,626
ONE Gas, Inc.	14,597	899,613
Southwest Gas Holdings, Inc.	10,409	807,634
Spire, Inc.	12,564	770,048
Star Group LP	932	10,000
UGI Corp.	29,635	754,507
		9,847,063
Ground Transportation — 1.6%
ArcBest Corp.	12,976	1,369,228
Avis Budget Group, Inc.	1,489	169,344
Covenant Logistics Group, Inc.	3,574	169,872
CSX Corp.	527,117	17,790,199
Heartland Express, Inc.	17,092	193,481
Hertz Global Holdings, Inc.(1)(2)	61,926	269,997
JB Hunt Transport Services, Inc.	33,494	5,384,160
Knight-Swift Transportation Holdings, Inc.	44,899	2,166,377
Landstar System, Inc.	18,776	3,417,795
Lyft, Inc., Class A(1)	8,485	132,451
Marten Transport Ltd.	27,276	482,785
Norfolk Southern Corp.	57,550	12,937,240
Old Dominion Freight Line, Inc.	56,370	9,878,842
PAM Transportation Services, Inc.(1)	1,111	18,465
RXO, Inc.(1)	9,611	196,161
Ryder System, Inc.	25,991	3,157,127
Saia, Inc.(1)	11,281	4,619,344
Schneider National, Inc., Class B	17,303	388,971
Uber Technologies, Inc.(1)	83,963	5,420,651
U-Haul Holding Co.(1)	2,660	168,192
U-Haul Holding Co.	40,241	2,446,250
Union Pacific Corp.	118,324	27,548,194
Universal Logistics Holdings, Inc.	3,850	168,438
Werner Enterprises, Inc.	28,295	1,063,043
XPO, Inc.(1)	22,173	2,372,068
		101,928,675
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	112,151	11,460,711
Align Technology, Inc.(1)	11,815	3,038,936
Alphatec Holdings, Inc.(1)	4,898	47,560
AngioDynamics, Inc.(1)	3,255	20,539
Artivion, Inc.(1)	308	7,269
Atrion Corp.	263	121,046
Avanos Medical, Inc.(1)	8,732	173,854
Axogen, Inc.(1)	1,813	12,383
Baxter International, Inc.	35,791	1,220,115
Becton Dickinson & Co.	12,900	2,992,413
Boston Scientific Corp.(1)	88,660	6,700,036
CONMED Corp.	302	23,085
Cooper Cos., Inc.	30,012	2,830,432

CVRx, Inc.(1)	180	1,251
Dentsply Sirona, Inc.	25,698	719,801
Dexcom, Inc.(1)	51,640	6,133,283
Edwards Lifesciences Corp.(1)	66,860	5,809,465
Embecta Corp.	4,026	49,802
Enovis Corp.(1)	10,495	527,584
GE HealthCare Technologies, Inc.	23,296	1,817,088
Glaukos Corp.(1)	467	52,640
Globus Medical, Inc., Class A(1)	19,518	1,309,853
Haemonetics Corp.(1)	10,210	858,457
Hologic, Inc.(1)	27,078	1,997,815
ICU Medical, Inc.(1)	1,398	148,663
IDEXX Laboratories, Inc.(1)	16,057	7,979,526
Inogen, Inc.(1)	2,676	22,211
Inspire Medical Systems, Inc.(1)	1,735	275,501
Insulet Corp.(1)	3,870	685,725
Integer Holdings Corp.(1)	5,005	606,806
Integra LifeSciences Holdings Corp.(1)	12,015	371,263
Intuitive Surgical, Inc.(1)	25,285	10,167,604
iRadimed Corp.	608	25,822
Lantheus Holdings, Inc.(1)	1,412	115,544
LENSAR, Inc.(1)	146	686
LivaNova PLC(1)	1,631	99,605
Masimo Corp.(1)	7,274	905,613
Medtronic PLC	83,000	6,753,710
Neogen Corp.(1)	2,737	35,992
Nevro Corp.(1)	2,883	26,956
Novocure Ltd.(1)	6,246	137,474
Omnicell, Inc.(1)	4,776	155,650
OraSure Technologies, Inc.(1)	46,373	219,344
Orthofix Medical, Inc.(1)	5,334	73,236
Penumbra, Inc.(1)	2,823	534,874
Pulmonx Corp.(1)	2,904	21,054
QuidelOrtho Corp.(1)	17,031	752,600
ResMed, Inc.	10,540	2,174,718
Shockwave Medical, Inc.(1)	2,648	887,080
Sight Sciences, Inc.(1)	3,566	23,393
Silk Road Medical, Inc.(1)	3,075	66,850
Solventum Corp.(1)	14,675	870,814
STERIS PLC	9,018	2,009,932
Stryker Corp.	17,576	5,994,998
Tandem Diabetes Care, Inc.(1)	4,379	224,336
Teleflex, Inc.	6,585	1,376,726
UFP Technologies, Inc.(1)	1,052	273,899
Utah Medical Products, Inc.	646	44,115
Varex Imaging Corp.(1)	6,506	100,518
Zimmer Biomet Holdings, Inc.	27,580	3,175,837
Zimvie, Inc.(1)	16,675	277,639
Zynex, Inc.(1)(2)	5,148	52,252
		95,593,984
Health Care Providers and Services — 1.7%
Acadia Healthcare Co., Inc.(1)	14,474	997,114
AdaptHealth Corp.(1)	2,813	26,667
Addus HomeCare Corp.(1)	870	99,885
Amedisys, Inc.(1)	739	67,360

AMN Healthcare Services, Inc.(1)	10,070	563,316
Astrana Health, Inc.(1)	16,519	684,382
Brookdale Senior Living, Inc.(1)	129,951	871,971
Cardinal Health, Inc.	17,409	1,728,191
Castle Biosciences, Inc.(1)	4,009	93,249
Cencora, Inc.	24,799	5,618,710
Centene Corp.(1)	130,471	9,340,419
Chemed Corp.	2,661	1,475,179
Cigna Group	14,378	4,954,946
Community Health Systems, Inc.(1)	9,160	36,274
CorVel Corp.(1)	3,834	919,585
Cross Country Healthcare, Inc.(1)	17,851	269,907
CVS Health Corp.	54,234	3,232,346
DaVita, Inc.(1)	6,458	950,101
Elevance Health, Inc.	28,496	15,344,526
Encompass Health Corp.	15,688	1,355,286
Ensign Group, Inc.	20,056	2,431,590
Fulgent Genetics, Inc.(1)	7,703	159,067
HCA Healthcare, Inc.	11,772	3,999,537
HealthEquity, Inc.(1)	4,147	338,727
Henry Schein, Inc.(1)	8,621	597,780
Humana, Inc.	29,853	10,690,956
Joint Corp.(1)	4,147	62,247
Labcorp Holdings, Inc.	11,120	2,167,399
McKesson Corp.	7,958	4,532,797
ModivCare, Inc.(1)	4,262	116,438
Molina Healthcare, Inc.(1)	23,936	7,529,787
National HealthCare Corp.	4,555	481,691
National Research Corp.	4,055	113,864
NeoGenomics, Inc.(1)	23,811	326,449
Option Care Health, Inc.(1)	4,484	133,713
Owens & Minor, Inc.(1)	17,168	299,238
Patterson Cos., Inc.	38,900	956,551
Pennant Group, Inc.(1)	2,628	61,863
PetIQ, Inc.(1)	12,608	261,742
Premier, Inc., Class A	40,256	761,644
Quest Diagnostics, Inc.	5,847	830,099
R1 RCM, Inc.(1)	342	4,398
Select Medical Holdings Corp.	5,393	186,328
Tenet Healthcare Corp.(1)	8,490	1,148,018
UnitedHealth Group, Inc.	46,230	22,900,955
Universal Health Services, Inc., Class B	13,914	2,640,877
		112,363,169
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13,313	369,170
Health Catalyst, Inc.(1)	9,505	63,018
HealthStream, Inc.	3,987	108,805
OptimizeRx Corp.(1)	792	9,552
Simulations Plus, Inc.	1,177	56,778
Teladoc Health, Inc.(1)	17,977	202,062
Veeva Systems, Inc., Class A(1)	12,657	2,205,482
Veradigm, Inc.(1)	30,532	290,054
		3,304,921
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	26,578	263,388

Airbnb, Inc., Class A(1)	48,531	7,033,598
Aramark	17,033	547,611
BJ's Restaurants, Inc.(1)	12,766	447,321
Bloomin' Brands, Inc.	51,124	1,114,503
Booking Holdings, Inc.	3,145	11,876,621
Bowlero Corp.	4,749	59,125
Boyd Gaming Corp.	37,964	2,024,240
Brinker International, Inc.(1)	4,733	334,292
Caesars Entertainment, Inc.(1)	9,028	321,036
Carnival Corp.(1)	466,795	7,039,269
Cava Group, Inc.(1)	2,469	228,506
Century Casinos, Inc.(1)	2,996	7,999
Cheesecake Factory, Inc.	30,538	1,175,102
Chipotle Mexican Grill, Inc.(1)	6,311	19,750,401
Choice Hotels International, Inc.	8,138	921,140
Churchill Downs, Inc.	18,403	2,383,188
Chuy's Holdings, Inc.(1)	7,156	191,137
Cracker Barrel Old Country Store, Inc.	13,794	672,871
Darden Restaurants, Inc.	44,458	6,686,039
Dave & Buster's Entertainment, Inc.(1)	7,691	392,933
Denny's Corp.(1)	3,625	26,463
Dine Brands Global, Inc.	1,020	40,239
Domino's Pizza, Inc.	2,494	1,268,399
DoorDash, Inc., Class A(1)	26,769	2,947,535
DraftKings, Inc., Class A(1)	21,028	738,714
Dutch Bros, Inc., Class A(1)	260	9,201
El Pollo Loco Holdings, Inc.(1)	719	7,679
Everi Holdings, Inc.(1)	15,856	114,639
Expedia Group, Inc.(1)	18,470	2,084,524
Full House Resorts, Inc.(1)	13,068	64,948
Golden Entertainment, Inc.	10,528	318,683
Hilton Grand Vacations, Inc.(1)	29,986	1,239,321
Hilton Worldwide Holdings, Inc.	16,860	3,382,116
Hyatt Hotels Corp., Class A	10,509	1,549,762
International Game Technology PLC	11,741	231,767
Jack in the Box, Inc.	1,530	84,701
Las Vegas Sands Corp.	57,581	2,592,872
Life Time Group Holdings, Inc.(1)	9,348	156,859
Light & Wonder, Inc., Class A(1)	7,670	732,332
Lindblad Expeditions Holdings, Inc.(1)	902	6,981
Marriott International, Inc., Class A	24,975	5,773,471
Marriott Vacations Worldwide Corp.	1,770	159,778
McDonald's Corp.	35,724	9,248,586
MGM Resorts International(1)	30,459	1,223,538
Monarch Casino & Resort, Inc.	6,748	451,914
Norwegian Cruise Line Holdings Ltd.(1)	185,467	3,078,752
ONE Group Hospitality, Inc.(1)	5,041	26,213
Papa John's International, Inc.	3,042	141,331
Penn Entertainment, Inc.(1)	32,289	565,057
Planet Fitness, Inc., Class A(1)	5,797	368,921
Playa Hotels & Resorts NV(1)	71,536	609,487
PlayAGS, Inc.(1)	1,675	19,346
Potbelly Corp.(1)	13,486	120,700
RCI Hospitality Holdings, Inc.	3,219	144,018
Red Robin Gourmet Burgers, Inc.(1)(2)	6,644	53,816

Red Rock Resorts, Inc., Class A	17,319	887,599
Royal Caribbean Cruises Ltd.(1)	90,825	13,413,036
Sabre Corp.(1)	25,469	79,718
Shake Shack, Inc., Class A(1)	8,421	799,069
Six Flags Entertainment Corp.(1)	6,143	156,339
Starbucks Corp.	60,812	4,878,339
Super Group SGHC Ltd.(1)	23,770	86,285
Sweetgreen, Inc., Class A(1)	2,788	85,731
Target Hospitality Corp.(1)(2)	18,950	215,272
Texas Roadhouse, Inc.	33,181	5,729,363
Travel & Leisure Co.	7,798	342,644
United Parks & Resorts, Inc.(1)	5,764	301,400
Vail Resorts, Inc.	3,591	677,694
Wendy's Co.	29,021	506,416
Wingstop, Inc.	2,597	957,384
Wyndham Hotels & Resorts, Inc.	10,246	725,007
Wynn Resorts Ltd.	9,103	863,693
Xponential Fitness, Inc., Class A(1)	1,323	11,986
Yum! Brands, Inc.	19,230	2,642,779
		136,412,737
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	1,060	15,911
Beazer Homes USA, Inc.(1)	18,546	532,641
Cavco Industries, Inc.(1)	3,978	1,420,942
Century Communities, Inc.	9,377	791,513
Cricut, Inc., Class A	10,304	64,194
DR Horton, Inc.	75,304	11,129,931
Dream Finders Homes, Inc., Class A(1)	13,215	375,438
Ethan Allen Interiors, Inc.	12,793	372,404
Garmin Ltd.	33,059	5,416,717
GoPro, Inc., Class A(1)	27,918	42,435
Green Brick Partners, Inc.(1)	14,849	810,755
Hamilton Beach Brands Holding Co., Class A	201	3,849
Helen of Troy Ltd.(1)	9,152	978,166
Hooker Furnishings Corp.	3,984	69,242
Hovnanian Enterprises, Inc., Class A(1)	3,462	497,766
Installed Building Products, Inc.	12,006	2,543,351
KB Home	39,817	2,811,080
Landsea Homes Corp.(1)	3,310	32,835
La-Z-Boy, Inc.	20,845	782,104
Legacy Housing Corp.(1)	2,643	61,397
Leggett & Platt, Inc.	16,511	191,528
Lennar Corp., B Shares	3,401	497,430
Lennar Corp., Class A	82,678	13,257,417
LGI Homes, Inc.(1)	4,808	461,568
Lifetime Brands, Inc.	645	6,947
Lovesac Co.(1)	8,296	233,201
M/I Homes, Inc.(1)	19,475	2,432,817
Meritage Homes Corp.	17,817	3,142,028
Mohawk Industries, Inc.(1)	23,670	2,886,083
Newell Brands, Inc.	25,039	193,301
NVR, Inc.(1)	1,373	10,545,642
PulteGroup, Inc.	89,369	10,484,771
Skyline Champion Corp.(1)	24,027	1,672,520
Sonos, Inc.(1)	48,452	765,542

Taylor Morrison Home Corp.(1)	56,129	3,245,940
Tempur Sealy International, Inc.	37,586	1,930,417
Toll Brothers, Inc.	48,858	5,943,087
TopBuild Corp.(1)	4,424	1,849,011
Tri Pointe Homes, Inc.(1)	48,036	1,860,434
Universal Electronics, Inc.(1)	2,028	23,160
VOXX International Corp.(1)	887	3,273
Whirlpool Corp.	11,625	1,081,474
Worthington Enterprises, Inc.	17,437	994,432
		92,454,694
Household Products — 0.7%
Central Garden & Pet Co.(1)	4,555	197,915
Central Garden & Pet Co., Class A(1)	25,960	969,606
Church & Dwight Co., Inc.	30,273	3,239,514
Clorox Co.	22,450	2,953,522
Colgate-Palmolive Co.	94,165	8,753,578
Energizer Holdings, Inc.	13,560	388,087
Kimberly-Clark Corp.	59,125	7,881,363
Oil-Dri Corp. of America	1,822	152,246
Procter & Gamble Co.	137,871	22,685,294
Reynolds Consumer Products, Inc.	3,699	105,200
Spectrum Brands Holdings, Inc.	7,524	675,204
WD-40 Co.	4,863	1,092,667
		49,094,196
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	278,607	6,015,125
Clearway Energy, Inc., Class A	6,660	171,029
Clearway Energy, Inc., Class C	16,432	460,096
Montauk Renewables, Inc.(1)	7,801	41,813
NextEra Energy Partners LP	16,275	548,630
Ormat Technologies, Inc.	10,272	774,509
Sunnova Energy International, Inc.(1)(2)	19,494	101,759
Vistra Corp.	161,155	15,967,237
		24,080,198
Industrial Conglomerates — 0.2%
3M Co.	66,468	6,656,105
Honeywell International, Inc.	43,878	8,871,693
		15,527,798
Insurance — 3.7%
Aflac, Inc.	133,316	11,981,109
Allstate Corp.	37,948	6,357,049
Ambac Financial Group, Inc.(1)	22,305	395,245
American Coastal Insurance Corp., Class C(1)	4,733	55,849
American Financial Group, Inc.	30,848	4,007,464
American International Group, Inc.	201,354	15,870,722
AMERISAFE, Inc.	7,140	312,946
Aon PLC, Class A	16,690	4,700,572
Arch Capital Group Ltd.(1)	113,402	11,638,447
Arthur J Gallagher & Co.	15,846	4,014,267
Assurant, Inc.	18,762	3,254,644
Assured Guaranty Ltd.	17,457	1,356,758
Axis Capital Holdings Ltd.	46,302	3,420,792
Baldwin Insurance Group, Inc., Class A(1)	1,926	64,868
Brighthouse Financial, Inc.(1)	38,122	1,696,810
Brown & Brown, Inc.	7,732	692,091

Chubb Ltd.	47,334	12,818,994
Cincinnati Financial Corp.	35,286	4,148,928
CNA Financial Corp.	5,092	233,926
CNO Financial Group, Inc.	66,327	1,902,922
Crawford & Co., Class A	3,842	34,885
Crawford & Co., Class B	44	378
Donegal Group, Inc., Class A	1,311	17,358
eHealth, Inc.(1)	1,340	7,933
Employers Holdings, Inc.	9,426	397,589
Enstar Group Ltd.(1)	5,394	1,689,077
Erie Indemnity Co., Class A	4,536	1,643,983
Everest Group Ltd.	16,583	6,482,792
F&G Annuities & Life, Inc.	5,091	205,727
Fidelis Insurance Holdings Ltd.	7,880	130,650
Fidelity National Financial, Inc.	74,554	3,754,539
First American Financial Corp.	28,111	1,562,409
Genworth Financial, Inc., Class A(1)	153,279	964,125
Globe Life, Inc.	32,219	2,666,444
Goosehead Insurance, Inc., Class A(1)	8,280	534,060
Greenlight Capital Re Ltd., A Shares(1)	7,265	96,552
Hamilton Insurance Group Ltd., Class B(1)	1,031	17,785
Hanover Insurance Group, Inc.	6,824	900,290
Hartford Financial Services Group, Inc.	120,383	12,453,621
HCI Group, Inc.	4,637	444,596
Heritage Insurance Holdings, Inc.(1)	10,078	85,663
Hippo Holdings, Inc.(1)(2)	1,136	20,039
Horace Mann Educators Corp.	12,757	435,907
James River Group Holdings Ltd.	6,403	50,007
Kemper Corp.	10,887	651,478
Kinsale Capital Group, Inc.	5,719	2,193,923
Lemonade, Inc.(1)(2)	11,302	186,596
Lincoln National Corp.	37,383	1,233,265
Loews Corp.	55,698	4,277,606
Markel Group, Inc.(1)	2,786	4,573,470
Marsh & McLennan Cos., Inc.	30,843	6,402,390
MBIA, Inc.(1)	2,999	16,944
Mercury General Corp.	8,109	452,725
MetLife, Inc.	133,572	9,666,606
National Western Life Group, Inc., Class A	571	280,076
Old Republic International Corp.	96,798	3,076,240
Oscar Health, Inc., Class A(1)	41,801	834,348
Palomar Holdings, Inc.(1)	13,300	1,128,372
Primerica, Inc.	19,137	4,322,857
Principal Financial Group, Inc.	65,618	5,383,301
ProAssurance Corp.(1)	12,114	174,078
Progressive Corp.	89,242	18,846,126
Prudential Financial, Inc.	103,708	12,481,258
Reinsurance Group of America, Inc.	26,519	5,563,686
RenaissanceRe Holdings Ltd.	16,605	3,783,615
RLI Corp.	9,559	1,395,423
Root, Inc., Class A(1)	604	30,707
Ryan Specialty Holdings, Inc.	3,962	220,010
Safety Insurance Group, Inc.	3,896	301,356
Selective Insurance Group, Inc.	15,795	1,541,750
SiriusPoint Ltd.(1)	64,652	850,174

Skyward Specialty Insurance Group, Inc.(1)	12,740	475,457
Stewart Information Services Corp.	8,297	525,283
Tiptree, Inc.	3,227	56,408
Travelers Cos., Inc.	73,319	15,814,908
United Fire Group, Inc.	6,970	155,083
Universal Insurance Holdings, Inc.	14,286	281,577
Unum Group	69,328	3,734,006
W R Berkley Corp.	57,023	4,620,574
White Mountains Insurance Group Ltd.	695	1,255,865
Willis Towers Watson PLC	5,028	1,283,598
		241,591,951
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A(1)	620,687	107,068,508
Alphabet, Inc., Class C(1)	521,077	90,646,555
Cargurus, Inc.(1)	44,080	1,067,177
Cars.com, Inc.(1)	32,323	653,894
EverQuote, Inc., Class A(1)	1,005	24,009
IAC, Inc.(1)	14,664	730,121
Match Group, Inc.(1)	19,910	609,843
Meta Platforms, Inc., Class A	288,665	134,757,482
Nextdoor Holdings, Inc.(1)	6,500	15,730
Pinterest, Inc., Class A(1)	60,628	2,515,456
QuinStreet, Inc.(1)	4,374	77,026
Shutterstock, Inc.	5,490	223,059
Snap, Inc., Class A(1)	43,224	649,225
Taboola.com Ltd.(1)	23,043	92,402
TripAdvisor, Inc.(1)	10,435	191,482
TrueCar, Inc.(1)	11,316	33,382
Vimeo, Inc.(1)	3,754	14,566
Yelp, Inc.(1)	18,697	691,228
Ziff Davis, Inc.(1)	6,343	365,420
ZipRecruiter, Inc., Class A(1)	19,275	194,870
ZoomInfo Technologies, Inc.(1)	21,215	260,520
		340,881,955
IT Services — 0.9%
Accenture PLC, Class A	56,779	16,028,144
Akamai Technologies, Inc.(1)	27,148	2,504,132
Amdocs Ltd.	14,359	1,134,361
ASGN, Inc.(1)	2,681	251,773
Cloudflare, Inc., Class A(1)	11,535	780,804
Cognizant Technology Solutions Corp., Class A	110,496	7,309,310
DigitalOcean Holdings, Inc.(1)	6,934	256,905
DXC Technology Co.(1)	115,882	1,801,965
EPAM Systems, Inc.(1)	9,608	1,709,551
Gartner, Inc.(1)	13,465	5,650,857
Globant SA(1)	5,064	815,912
GoDaddy, Inc., Class A(1)	15,188	2,120,700
Grid Dynamics Holdings, Inc.(1)	7,854	74,613
Hackett Group, Inc.	5,975	133,302
International Business Machines Corp.	64,546	10,769,500
Kyndryl Holdings, Inc.(1)	123,266	3,280,108
MongoDB, Inc.(1)	3,072	725,176
Okta, Inc.(1)	5,503	488,006
Perficient, Inc.(1)	2,304	170,842
Snowflake, Inc., Class A(1)	16,123	2,195,630

Squarespace, Inc., Class A(1)	4,092	180,048
Twilio, Inc., Class A(1)	27,690	1,589,406
Unisys Corp.(1)	1,565	6,714
VeriSign, Inc.(1)	5,252	915,529
		60,893,288
Leisure Products — 0.2%
Acushnet Holdings Corp.	9,912	653,201
AMMO, Inc.(1)	9,052	24,440
Brunswick Corp.	34,824	2,874,025
Clarus Corp.	2,005	14,035
Funko, Inc., Class A(1)	10,642	96,204
Hasbro, Inc.	12,396	741,033
JAKKS Pacific, Inc.(1)	5,528	102,655
Johnson Outdoors, Inc., Class A	538	19,578
Latham Group, Inc.(1)	2,386	9,210
Malibu Boats, Inc., Class A(1)	10,068	387,215
Marine Products Corp.	1,008	10,322
MasterCraft Boat Holdings, Inc.(1)	9,719	205,071
Mattel, Inc.(1)	64,046	1,139,378
Peloton Interactive, Inc., Class A(1)	8,833	32,152
Polaris, Inc.	27,647	2,311,289
Smith & Wesson Brands, Inc.	23,306	390,842
Sturm Ruger & Co., Inc.	8,603	382,317
Topgolf Callaway Brands Corp.(1)	26,562	415,695
Vista Outdoor, Inc.(1)	34,118	1,190,036
YETI Holdings, Inc.(1)	52,163	2,125,121
		13,123,819
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	237	5,314
AbCellera Biologics, Inc.(1)	64,811	254,059
Adaptive Biotechnologies Corp.(1)	17,533	60,489
Agilent Technologies, Inc.	28,769	3,751,765
Avantor, Inc.(1)	23,063	555,357
Azenta, Inc.(1)	21,832	1,102,734
Bio-Rad Laboratories, Inc., Class A(1)	3,469	995,117
Bio-Techne Corp.	13,096	1,010,880
Bruker Corp.	20,445	1,339,352
Charles River Laboratories International, Inc.(1)	4,332	902,962
Codexis, Inc.(1)	1,783	6,027
CryoPort, Inc.(1)	6,994	71,898
Cytek Biosciences, Inc.(1)	11,447	64,447
Danaher Corp.	38,685	9,934,308
Illumina, Inc.(1)	17,562	1,831,365
Inotiv, Inc.(1)(2)	16,048	30,010
IQVIA Holdings, Inc.(1)	13,707	3,003,067
Lifecore Biomedical, Inc.(1)	11,412	66,646
Maravai LifeSciences Holdings, Inc., Class A(1)	2,172	18,831
MaxCyte, Inc.(1)	13,261	59,409
Medpace Holdings, Inc.(1)	5,540	2,140,324
Mettler-Toledo International, Inc.(1)	2,965	4,163,127
OmniAb, Inc.(1)	9,108	39,529
OmniAb, Inc.(1)	1,555	3,207
OmniAb, Inc.(1)	1,555	2,967
Quanterix Corp.(1)	7,397	118,130
Repligen Corp.(1)	4,814	717,719

Revvity, Inc.	7,936	867,087
Seer, Inc.(1)	6,973	12,551
Sotera Health Co.(1)	14,731	164,693
Standard BioTools, Inc.(1)(2)	22,912	56,822
Thermo Fisher Scientific, Inc.	15,707	8,921,262
Waters Corp.(1)	11,029	3,406,858
West Pharmaceutical Services, Inc.	11,648	3,860,264
		49,538,577
Machinery — 2.7%
3D Systems Corp.(1)	11,227	39,519
AGCO Corp.	30,367	3,259,290
Alamo Group, Inc.	2,265	430,327
Albany International Corp., Class A	5,838	512,109
Allison Transmission Holdings, Inc.	14,814	1,123,049
Astec Industries, Inc.	5,277	171,450
Atmus Filtration Technologies, Inc.(1)	30,760	948,638
Barnes Group, Inc.	3,653	140,604
Blue Bird Corp.(1)	24,643	1,404,897
Caterpillar, Inc.	103,356	34,988,073
Chart Industries, Inc.(1)	3,102	487,107
Commercial Vehicle Group, Inc.(1)	12,092	65,418
Crane Co.	8,093	1,206,504
Cummins, Inc.	41,603	11,720,813
Deere & Co.	57,150	21,417,534
Donaldson Co., Inc.	52,547	3,871,663
Douglas Dynamics, Inc.	2,304	57,277
Dover Corp.	8,924	1,640,410
Enerpac Tool Group Corp.	13,235	520,400
Enpro, Inc.	4,877	747,449
Esab Corp.	3,536	363,572
ESCO Technologies, Inc.	4,564	498,069
Federal Signal Corp.	2,232	205,389
Flowserve Corp.	19,367	962,540
Fortive Corp.	17,775	1,323,171
Franklin Electric Co., Inc.	15,063	1,498,467
Gates Industrial Corp. PLC(1)	35,742	622,626
Gorman-Rupp Co.	3,247	112,151
Graco, Inc.	40,297	3,253,983
Graham Corp.(1)	3,352	90,672
Greenbrier Cos., Inc.	12,910	713,278
Helios Technologies, Inc.	481	24,089
Hillenbrand, Inc.	6,491	301,767
Hillman Solutions Corp.(1)	45,072	414,212
Hyster-Yale Materials Handling, Inc.	5,013	363,894
IDEX Corp.	6,022	1,256,430
Illinois Tool Works, Inc.	34,323	8,331,908
Ingersoll Rand, Inc.	38,796	3,609,968
ITT, Inc.	23,280	3,093,446
John Bean Technologies Corp.	3,775	360,626
Kadant, Inc.	2,726	779,663
Kennametal, Inc.	30,379	782,259
L B Foster Co., Class A(1)	3,876	106,319
Lincoln Electric Holdings, Inc.	20,255	3,977,272
Lindsay Corp.	5,292	607,627
Luxfer Holdings PLC	1,916	23,605

Manitowoc Co., Inc.(1)	8,155	101,367
Mayville Engineering Co., Inc.(1)	2,607	41,764
Middleby Corp.(1)	6,002	773,718
Miller Industries, Inc.	1,764	107,251
Mueller Industries, Inc.	63,963	3,768,060
Mueller Water Products, Inc., Class A	76,562	1,420,991
NN, Inc.(1)	5,501	17,878
Nordson Corp.	3,771	885,129
Omega Flex, Inc.	433	25,638
Oshkosh Corp.	14,287	1,624,861
Otis Worldwide Corp.	28,167	2,794,166
PACCAR, Inc.	157,592	16,941,140
Parker-Hannifin Corp.	11,091	5,895,088
Park-Ohio Holdings Corp.	1,369	35,799
Pentair PLC	8,082	657,713
Proto Labs, Inc.(1)	5,886	182,289
RBC Bearings, Inc.(1)	3,175	937,514
REV Group, Inc.	14,402	394,759
Shyft Group, Inc.	7,730	97,939
Snap-on, Inc.	15,425	4,208,866
SPX Technologies, Inc.(1)	5,349	745,758
Standex International Corp.	2,695	453,326
Stanley Black & Decker, Inc.	10,260	894,364
Symbotic, Inc.(1)	1,225	48,473
Taylor Devices, Inc.(1)	300	15,276
Tennant Co.	10,912	1,120,226
Terex Corp.	32,673	1,949,598
Timken Co.	25,412	2,208,049
Titan International, Inc.(1)	33,568	277,607
Toro Co.	17,130	1,373,655
Trinity Industries, Inc.	44,686	1,405,375
Wabash National Corp.	28,157	636,630
Watts Water Technologies, Inc., Class A	6,129	1,220,468
Westinghouse Air Brake Technologies Corp.	13,816	2,338,082
Xylem, Inc.	19,314	2,723,660
		176,752,011
Marine Transportation — 0.1%
Costamare, Inc.	22,324	357,407
Genco Shipping & Trading Ltd.	20,706	466,299
Kirby Corp.(1)	17,805	2,210,847
Matson, Inc.	22,904	2,936,293
Pangaea Logistics Solutions Ltd.	12,909	106,757
Safe Bulkers, Inc.	36,512	207,023
Star Bulk Carriers Corp.	13,608	368,505
		6,653,131
Media — 0.8%
Advantage Solutions, Inc.(1)	21,779	74,920
Altice USA, Inc., Class A(1)	20,711	51,363
AMC Networks, Inc., Class A(1)	22,917	397,381
Boston Omaha Corp., Class A(1)	3,267	47,731
Cable One, Inc.	2,337	901,872
Charter Communications, Inc., Class A(1)	9,299	2,669,929
Comcast Corp., Class A	672,009	26,900,520
Cumulus Media, Inc., Class A(1)	4,685	10,916
EchoStar Corp., Class A(1)	29,467	565,766

Emerald Holding, Inc.(1)	284	1,619
Entravision Communications Corp., Class A	25,921	55,989
Fox Corp., Class A	104,763	3,606,990
Fox Corp., Class B	51,344	1,639,927
Gambling.com Group Ltd.(1)	3,902	30,162
Gray Television, Inc.	21,858	136,394
Interpublic Group of Cos., Inc.	18,935	593,991
John Wiley & Sons, Inc., Class A	3,548	129,325
Liberty Broadband Corp., Class A(1)	1,489	80,763
Liberty Broadband Corp., Class C(1)	21,382	1,156,552
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,119	48,165
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,592	149,375
Magnite, Inc.(1)	11,983	147,870
New York Times Co., Class A	36,883	1,888,410
News Corp., Class A	72,845	1,980,656
News Corp., Class B	18,329	511,013
Nexstar Media Group, Inc., Class A	5,168	856,286
Omnicom Group, Inc.	12,441	1,156,515
Paramount Global, Class B	79,260	943,987
PubMatic, Inc., Class A(1)	17,106	374,621
Scholastic Corp.	9,903	359,281
Sinclair, Inc.	3,662	52,000
Sirius XM Holdings, Inc.	25,864	72,937
TechTarget, Inc.(1)	1,823	55,091
Thryv Holdings, Inc.(1)	2,255	47,513
Trade Desk, Inc., Class A(1)	25,598	2,374,982
WideOpenWest, Inc.(1)	17,716	89,112
		50,159,924
Metals and Mining — 1.3%
Alcoa Corp.	62,087	2,748,591
Alpha Metallurgical Resources, Inc.	8,154	2,571,853
Arch Resources, Inc.	13,183	2,292,919
ATI, Inc.(1)	55,501	3,404,431
Carpenter Technology Corp.	12,232	1,356,162
Century Aluminum Co.(1)	27,916	511,700
Cleveland-Cliffs, Inc.(1)	249,559	4,312,380
Coeur Mining, Inc.(1)	156,944	902,428
Commercial Metals Co.	62,422	3,515,607
Compass Minerals International, Inc.	17,922	232,269
Fortitude Gold Corp.	744	3,720
Freeport-McMoRan, Inc.	298,991	15,765,795
Gatos Silver, Inc.(1)	13,616	168,838
Haynes International, Inc.	2,802	164,814
Hecla Mining Co.	145,967	859,746
Kaiser Aluminum Corp.	6,392	625,138
Materion Corp.	7,031	804,206
McEwen Mining, Inc.(1)	4,167	49,629
Metallus, Inc.(1)	19,743	474,029
MP Materials Corp.(1)(2)	26,671	432,604
Newmont Corp.	154,953	6,498,729
Nucor Corp.	81,455	13,753,677
Olympic Steel, Inc.	7,051	367,639
Radius Recycling, Inc., Class A	11,543	197,501
Ramaco Resources, Inc., Class A	16,143	228,423
Ramaco Resources, Inc., Class B	1,686	18,361

Reliance, Inc.	21,787	6,553,094
Royal Gold, Inc.	15,751	2,019,121
Ryerson Holding Corp.	15,817	375,654
Steel Dynamics, Inc.	68,827	9,213,870
SunCoke Energy, Inc.	60,880	642,284
Tredegar Corp.	6,485	35,343
U.S. Steel Corp.	99,025	3,797,609
Universal Stainless & Alloy Products, Inc.(1)	582	19,107
Warrior Met Coal, Inc.	38,231	2,616,147
Worthington Steel, Inc.	19,302	636,773
		88,170,191
Multi-Utilities — 0.6%
Ameren Corp.	47,312	3,471,282
Avista Corp.	17,889	661,535
Black Hills Corp.	19,577	1,105,122
CenterPoint Energy, Inc.	111,048	3,388,075
CMS Energy Corp.	45,132	2,840,157
Consolidated Edison, Inc.	59,694	5,644,068
Dominion Energy, Inc.	73,247	3,949,478
DTE Energy Co.	27,374	3,189,892
NiSource, Inc.	87,905	2,554,519
Northwestern Energy Group, Inc.	11,590	602,216
Public Service Enterprise Group, Inc.	98,012	7,425,389
Sempra	68,980	5,313,529
Unitil Corp.	5,025	268,787
WEC Energy Group, Inc.	26,527	2,149,483
		42,563,532
Oil, Gas and Consumable Fuels — 7.2%
Aemetis, Inc.(1)	1,036	3,574
Amplify Energy Corp.(1)	1,985	12,506
Antero Midstream Corp.	141,427	2,071,906
Antero Resources Corp.(1)	138,365	4,929,945
APA Corp.	183,230	5,594,012
Ardmore Shipping Corp.	23,524	527,173
Berry Corp.	38,867	270,903
California Resources Corp.	42,267	2,001,343
Centrus Energy Corp., Class A(1)	438	21,738
Cheniere Energy, Inc.	87,098	13,743,193
Chesapeake Energy Corp.	61,932	5,631,477
Chevron Corp.	259,527	42,121,232
Chord Energy Corp.	21,544	3,994,473
Civitas Resources, Inc.	49,277	3,624,816
Clean Energy Fuels Corp.(1)	27,485	86,028
CNX Resources Corp.(1)	94,106	2,474,988
Comstock Resources, Inc.(2)	56,263	658,840
ConocoPhillips	245,787	28,629,270
CONSOL Energy, Inc.(1)	16,318	1,691,687
Coterra Energy, Inc.	306,381	8,737,986
Crescent Energy Co., Class A	51,870	653,562
CVR Energy, Inc.	18,358	511,454
Delek U.S. Holdings, Inc.	36,355	925,598
Devon Energy Corp.	220,023	10,798,729
DHT Holdings, Inc.	66,632	806,247
Diamondback Energy, Inc.	69,797	13,907,750
Dorian LPG Ltd.	23,393	1,183,920

DT Midstream, Inc.	27,141	1,820,618
EnLink Midstream LLC(1)	123,918	1,572,519
EOG Resources, Inc.	153,011	19,057,520
EQT Corp.	164,627	6,764,523
Equitrans Midstream Corp.	254,455	3,633,617
Evolution Petroleum Corp.	18,835	108,301
Excelerate Energy, Inc., Class A	1,927	34,320
Exxon Mobil Corp.	685,890	80,427,461
FutureFuel Corp.	9,758	41,764
Golar LNG Ltd.	3,160	83,076
Gran Tierra Energy, Inc.(1)(2)	22,668	210,812
Granite Ridge Resources, Inc.	36,913	241,780
Green Plains, Inc.(1)	15,801	271,303
Gulfport Energy Corp.(1)	8,324	1,346,907
Hallador Energy Co.(1)	16,786	150,570
Hess Corp.	89,187	13,743,717
Hess Midstream LP, Class A	30,586	1,062,864
HF Sinclair Corp.	77,600	4,285,848
HighPeak Energy, Inc.	6,385	100,755
International Seaways, Inc.	30,684	1,976,663
Kimbell Royalty Partners LP	35,621	597,720
Kinder Morgan, Inc.	282,801	5,511,792
Kinetik Holdings, Inc.	479	19,634
Kosmos Energy Ltd.(1)	295,738	1,804,002
Magnolia Oil & Gas Corp., Class A	104,370	2,708,402
Marathon Oil Corp.	275,695	7,984,127
Marathon Petroleum Corp.	120,389	21,261,901
Matador Resources Co.	63,149	4,006,804
Murphy Oil Corp.	80,740	3,454,865
NACCO Industries, Inc., Class A	767	25,526
New Fortress Energy, Inc.	41,044	1,040,465
Nordic American Tankers Ltd.	97,374	403,128
Northern Oil & Gas, Inc.	48,906	2,001,723
Occidental Petroleum Corp.	188,710	11,794,375
ONEOK, Inc.	140,117	11,349,477
Overseas Shipholding Group, Inc., Class A	36,630	309,524
Ovintiv, Inc.	133,651	6,905,747
Par Pacific Holdings, Inc.(1)	35,183	954,867
PBF Energy, Inc., Class A	60,321	2,794,672
Peabody Energy Corp.	70,571	1,748,749
Permian Resources Corp.	223,419	3,661,837
Phillips 66	117,987	16,767,133
PHX Minerals, Inc.	28	91
Plains GP Holdings LP, Class A(1)	74,909	1,349,111
Range Resources Corp.	122,613	4,525,646
REX American Resources Corp.(1)	6,689	334,383
Riley Exploration Permian, Inc.	3,262	95,250
Ring Energy, Inc.(1)	38,365	68,673
SandRidge Energy, Inc.	16,136	225,259
Scorpio Tankers, Inc.	27,682	2,271,862
SFL Corp. Ltd.	72,161	1,032,624
SilverBow Resources, Inc.(1)	14,034	550,133
Sitio Royalties Corp., Class A	20,607	482,822
SM Energy Co.	71,579	3,609,729
Southwestern Energy Co.(1)	598,342	4,505,515

Talos Energy, Inc.(1)	77,234	927,580
Targa Resources Corp.	95,676	11,311,774
Teekay Corp.(1)	35,862	351,089
Teekay Tankers Ltd., Class A	16,123	1,174,238
Texas Pacific Land Corp.	7,452	4,577,838
Uranium Energy Corp.(1)	85,697	611,877
VAALCO Energy, Inc.	66,594	424,870
Valero Energy Corp.	111,730	17,557,252
Viper Energy, Inc.	18,357	706,010
Vital Energy, Inc.(1)	18,481	902,797
Vitesse Energy, Inc.	11,665	297,691
W&T Offshore, Inc.	54,584	121,722
Williams Cos., Inc.	362,678	15,054,764
World Kinect Corp.	31,428	827,814
		473,554,172
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	10,239	544,101
Louisiana-Pacific Corp.	30,227	2,771,211
Mercer International, Inc.	17,446	165,737
Sylvamo Corp.	21,684	1,546,503
		5,027,552
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	69,115	2,904,212
Allegiant Travel Co.	8,523	453,424
American Airlines Group, Inc.(1)	43,150	496,225
Blade Air Mobility, Inc.(1)(2)	4,847	14,589
Delta Air Lines, Inc.	180,993	9,234,263
Frontier Group Holdings, Inc.(1)(2)	8,571	46,883
JetBlue Airways Corp.(1)	155,543	869,485
Joby Aviation, Inc.(1)	40,549	197,474
SkyWest, Inc.(1)	23,122	1,726,520
Southwest Airlines Co.	205,930	5,527,161
Spirit Airlines, Inc.(2)	26,529	96,831
Sun Country Airlines Holdings, Inc.(1)	18,767	198,743
United Airlines Holdings, Inc.(1)	141,490	7,497,555
		29,263,365
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	10,246	596,010
Coty, Inc., Class A(1)	11,107	115,068
Edgewell Personal Care Co.	10,382	400,537
elf Beauty, Inc.(1)	6,114	1,142,768
Estee Lauder Cos., Inc., Class A	19,950	2,461,032
Herbalife Ltd.(1)	7,525	77,507
Honest Co., Inc.(1)	16,357	44,000
Inter Parfums, Inc.	3,302	395,514
Kenvue, Inc.	240,995	4,651,203
Medifast, Inc.	4,578	117,838
Nature's Sunshine Products, Inc.(1)	5,502	84,291
Nu Skin Enterprises, Inc., Class A	16,131	215,349
Olaplex Holdings, Inc.(1)	16,679	29,689
USANA Health Sciences, Inc.(1)	5,475	260,610
		10,591,416
Pharmaceuticals — 2.7%
Amneal Pharmaceuticals, Inc.(1)	27,406	183,072
Amphastar Pharmaceuticals, Inc.(1)	20,313	859,849

ANI Pharmaceuticals, Inc.(1)	4,497	291,855
Arvinas, Inc.(1)	16,874	559,204
Atea Pharmaceuticals, Inc.(1)	11,053	40,565
Bristol-Myers Squibb Co.	308,388	12,671,663
Catalent, Inc.(1)	28,341	1,524,462
Collegium Pharmaceutical, Inc.(1)	22,649	750,588
Corcept Therapeutics, Inc.(1)	30,035	906,156
Edgewise Therapeutics, Inc.(1)	15,247	261,181
Elanco Animal Health, Inc.(1)	85,602	1,513,443
Eli Lilly & Co.	75,248	61,728,944
Enliven Therapeutics, Inc.(1)	692	15,618
Esperion Therapeutics, Inc.(1)(2)	22,518	48,639
Evolus, Inc.(1)	6,079	78,602
Fulcrum Therapeutics, Inc.(1)	10,997	86,327
Harmony Biosciences Holdings, Inc.(1)	15,109	444,205
Innoviva, Inc.(1)	19,717	311,331
Intra-Cellular Therapies, Inc.(1)	7,792	523,934
Jazz Pharmaceuticals PLC(1)	27,618	2,906,795
Johnson & Johnson	235,787	34,582,879
Ligand Pharmaceuticals, Inc.(1)	4,901	416,830
Longboard Pharmaceuticals, Inc.(1)	468	8,831
Merck & Co., Inc.	173,060	21,725,952
Nektar Therapeutics(1)	4,448	5,649
Nuvation Bio, Inc.(1)	27,380	84,878
Ocular Therapeutix, Inc.(1)(2)	1,680	9,576
Oramed Pharmaceuticals, Inc.(1)	4,152	9,051
Organon & Co.	22,656	483,253
Pacira BioSciences, Inc.(1)	6,624	200,906
Perrigo Co. PLC	19,947	549,141
Pfizer, Inc.	507,094	14,533,314
Phibro Animal Health Corp., Class A	4,941	87,110
Pliant Therapeutics, Inc.(1)	2,983	36,184
Prestige Consumer Healthcare, Inc.(1)	12,781	821,946
ProPhase Labs, Inc.(1)	3,387	17,443
Royalty Pharma PLC, Class A	42,256	1,158,237
SIGA Technologies, Inc.	19,145	143,205
Supernus Pharmaceuticals, Inc.(1)	14,936	405,064
Tarsus Pharmaceuticals, Inc.(1)	2,445	80,587
Terns Pharmaceuticals, Inc.(1)	5,865	35,249
Theravance Biopharma, Inc.(1)(2)	13,204	113,819
Viatris, Inc.	459,074	4,866,184
WaVe Life Sciences Ltd.(1)	320	1,978
Xeris Biopharma Holdings, Inc.(1)	104	235
Zoetis, Inc.	56,602	9,597,435
		175,681,369
Professional Services — 1.0%
Alight, Inc., Class A(1)	14,386	111,491
Asure Software, Inc.(1)	1,405	10,636
Automatic Data Processing, Inc.	56,707	13,888,678
Barrett Business Services, Inc.	3,927	519,699
Booz Allen Hamilton Holding Corp.	19,902	3,029,283
Broadridge Financial Solutions, Inc., ADR	15,812	3,174,575
CACI International, Inc., Class A(1)	770	326,850
CBIZ, Inc.(1)	14,322	1,085,894
Clarivate PLC(1)(2)	102,825	586,102

Concentrix Corp.	5,361	328,790
Conduent, Inc.(1)	4,885	17,098
CRA International, Inc.	2,682	471,952
CSG Systems International, Inc.	9,437	407,207
Dayforce, Inc.(1)	4,668	230,879
Dun & Bradstreet Holdings, Inc.	7,725	74,083
Equifax, Inc.	6,070	1,404,537
ExlService Holdings, Inc.(1)	25,727	768,208
Exponent, Inc.	10,331	982,685
First Advantage Corp.	7,526	120,868
Franklin Covey Co.(1)	5,473	202,501
FTI Consulting, Inc.(1)	2,771	595,211
Genpact Ltd.	11,273	372,685
Heidrick & Struggles International, Inc.	8,709	298,545
Huron Consulting Group, Inc.(1)	1,092	96,435
IBEX Holdings Ltd.(1)	4,339	67,905
ICF International, Inc.	651	92,930
Insperity, Inc.	13,475	1,276,352
Jacobs Solutions, Inc.	4,781	666,185
KBR, Inc.	15,949	1,047,211
Kelly Services, Inc., Class A	15,283	332,252
Kforce, Inc.	11,135	688,254
Korn Ferry	23,022	1,518,071
Legalzoom.com, Inc.(1)	36,479	320,286
Leidos Holdings, Inc.	6,619	973,324
ManpowerGroup, Inc.	14,951	1,115,644
Maximus, Inc.	6,634	571,187
Parsons Corp.(1)	3,365	256,245
Paychex, Inc.	70,855	8,513,937
Paycom Software, Inc.	11,342	1,648,219
Paylocity Holding Corp.(1)	5,274	749,805
Planet Labs PBC(1)(2)	46,496	86,483
RCM Technologies, Inc.(1)	565	11,215
Resources Connection, Inc.	11,003	125,984
Robert Half, Inc.	50,376	3,235,650
Science Applications International Corp.	3,785	509,650
SS&C Technologies Holdings, Inc.	7,557	468,912
TaskUS, Inc., Class A(1)	3,651	52,246
TransUnion	6,828	491,070
TriNet Group, Inc.	14,676	1,525,864
TrueBlue, Inc.(1)	16,393	177,044
TTEC Holdings, Inc.	2,050	12,874
Verisk Analytics, Inc.	25,461	6,436,032
Verra Mobility Corp.(1)	25,382	676,176
		62,751,899
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	31,867	2,806,527
CoStar Group, Inc.(1)	38,394	3,001,259
Cushman & Wakefield PLC(1)	16,629	184,748
DigitalBridge Group, Inc.	17,567	239,614
Five Point Holdings LLC, Class A(1)	1,615	5,265
Forestar Group, Inc.(1)	7,855	267,149
FRP Holdings, Inc.(1)	870	26,622
Howard Hughes Holdings, Inc.(1)	8,765	581,119
Jones Lang LaSalle, Inc.(1)	11,249	2,273,085

Kennedy-Wilson Holdings, Inc.	42,757	436,976
Marcus & Millichap, Inc.	9,139	295,464
Newmark Group, Inc., Class A	33,510	348,839
Opendoor Technologies, Inc.(1)	306,137	667,379
RE/MAX Holdings, Inc., Class A	7,483	60,537
RMR Group, Inc., Class A	4,262	100,285
Seritage Growth Properties, Class A(1)	3,909	20,561
St. Joe Co.	936	52,978
Tejon Ranch Co.(1)	2,786	50,789
Zillow Group, Inc., Class A(1)	12,589	505,448
Zillow Group, Inc., Class C(1)	56,208	2,301,718
		14,226,362
Semiconductors and Semiconductor Equipment — 7.7%
ACM Research, Inc., Class A(1)	15,283	330,113
Advanced Micro Devices, Inc.(1)	114,156	19,052,636
Allegro MicroSystems, Inc.(1)	12,492	376,509
Alpha & Omega Semiconductor Ltd.(1)	7,716	226,156
Amkor Technology, Inc.	59,812	1,949,273
Analog Devices, Inc.	40,768	9,559,688
Applied Materials, Inc.	167,522	36,030,632
Axcelis Technologies, Inc.(1)	11,312	1,272,487
AXT, Inc.(1)	4,383	16,699
Broadcom, Inc.	32,125	42,679,669
CEVA, Inc.(1)	2,132	42,469
Cirrus Logic, Inc.(1)	15,758	1,807,443
Cohu, Inc.(1)	14,126	455,422
Diodes, Inc.(1)	19,731	1,462,659
Enphase Energy, Inc.(1)	24,788	3,170,385
Entegris, Inc.	13,435	1,697,512
First Solar, Inc.(1)	22,156	6,021,115
FormFactor, Inc.(1)	18,599	1,017,737
GLOBALFOUNDRIES, Inc.(1)	18,367	899,983
Ichor Holdings Ltd.(1)	3,771	143,260
Intel Corp.	438,943	13,541,392
KLA Corp.	23,738	18,029,723
Kulicke & Soffa Industries, Inc.	24,025	1,097,222
Lam Research Corp.	31,284	29,170,453
Lattice Semiconductor Corp.(1)	14,413	1,070,021
MACOM Technology Solutions Holdings, Inc.(1)	4,932	498,822
Magnachip Semiconductor Corp.(1)	5,631	28,324
Marvell Technology, Inc.	54,537	3,752,691
MaxLinear, Inc.(1)	23,431	416,369
Microchip Technology, Inc.	60,287	5,861,705
Micron Technology, Inc.	166,476	20,809,500
MKS Instruments, Inc.	5,049	639,153
Monolithic Power Systems, Inc.	4,781	3,517,047
NVE Corp.	2,001	155,138
NVIDIA Corp.	173,398	190,101,429
NXP Semiconductors NV	26,084	7,097,456
ON Semiconductor Corp.(1)	121,999	8,910,807
Onto Innovation, Inc.(1)	9,428	2,043,048
Photronics, Inc.(1)	40,158	1,098,321
Power Integrations, Inc.	715	54,347
Qorvo, Inc.(1)	19,297	1,898,632
QUALCOMM, Inc.	172,434	35,185,158

Rambus, Inc.(1)	15,197	839,786
Semtech Corp.(1)	3,170	123,281
Silicon Laboratories, Inc.(1)	1,689	213,101
SiTime Corp.(1)	16	1,949
Skyworks Solutions, Inc.	49,430	4,580,184
SMART Global Holdings, Inc.(1)	31,877	656,029
SolarEdge Technologies, Inc.(1)	4,298	210,559
Synaptics, Inc.(1)	14,367	1,346,332
Teradyne, Inc.	34,622	4,879,625
Texas Instruments, Inc.	97,315	18,977,398
Ultra Clean Holdings, Inc.(1)	15,695	727,934
Universal Display Corp.	7,909	1,389,611
Veeco Instruments, Inc.(1)	3,064	124,552
		507,258,946
Software — 6.2%
A10 Networks, Inc.	23,581	357,252
ACI Worldwide, Inc.(1)	13,320	479,653
Adeia, Inc.	30,678	362,921
Adobe, Inc.(1)	32,692	14,540,094
Agilysys, Inc.(1)	875	83,536
Alarm.com Holdings, Inc.(1)	5,246	343,141
Altair Engineering, Inc., Class A(1)	1,348	117,721
American Software, Inc., Class A	3,664	37,593
Amplitude, Inc., Class A(1)	893	7,966
ANSYS, Inc.(1)	4,902	1,556,140
Appfolio, Inc., Class A(1)	191	43,609
AppLovin Corp., Class A(1)	22,174	1,806,738
Aspen Technology, Inc.(1)	4,877	1,027,340
Atlassian Corp., Class A(1)	6,422	1,007,355
Aurora Innovation, Inc.(1)	146,099	349,177
Autodesk, Inc.(1)	28,465	5,738,544
Bentley Systems, Inc., Class B	21,132	1,061,672
Bill Holdings, Inc.(1)	9,924	516,544
Bit Digital, Inc.(1)(2)	34,231	84,893
Blackbaud, Inc.(1)	4,197	327,114
BlackLine, Inc.(1)	8,676	414,019
Box, Inc., Class A(1)	11,437	311,658
C3.ai, Inc., Class A(1)(2)	17,707	523,596
Cadence Design Systems, Inc.(1)	26,429	7,566,887
CCC Intelligent Solutions Holdings, Inc.(1)	4,399	49,181
Cipher Mining, Inc.(1)	8,613	31,954
Cleanspark, Inc.(1)	98,776	1,587,330
Clear Secure, Inc., Class A	29,681	501,312
CommVault Systems, Inc.(1)	12,310	1,324,371
Confluent, Inc., Class A(1)	10,154	263,699
Consensus Cloud Solutions, Inc.(1)	1,369	25,833
CoreCard Corp.(1)(2)	2,108	29,428
Crowdstrike Holdings, Inc., Class A(1)	17,261	5,414,258
Daily Journal Corp.(1)	69	26,151
Datadog, Inc., Class A(1)	14,317	1,577,447
DocuSign, Inc.(1)	25,984	1,422,364
Dolby Laboratories, Inc., Class A	10,568	856,114
Domo, Inc., Class B(1)	393	2,617
DoubleVerify Holdings, Inc.(1)	731	13,304
Dropbox, Inc., Class A(1)	20,480	461,414

Dynatrace, Inc.(1)	11,054	505,499
Elastic NV(1)	2,320	241,396
Envestnet, Inc.(1)	1,886	123,552
Fair Isaac Corp.(1)	1,993	2,570,830
Fortinet, Inc.(1)	100,563	5,965,397
Freshworks, Inc., Class A(1)	23,088	297,373
Gen Digital, Inc.	36,936	917,121
Gitlab, Inc., Class A(1)	7,337	346,233
Guidewire Software, Inc.(1)	7,644	870,804
HashiCorp, Inc., Class A(1)	7,279	244,429
HubSpot, Inc.(1)	2,470	1,509,293
Informatica, Inc., Class A(1)	268	7,732
InterDigital, Inc.	16,603	1,890,584
Intuit, Inc.	13,465	7,761,765
JFrog Ltd.(1)	424	13,640
LiveRamp Holdings, Inc.(1)	12,356	386,619
Manhattan Associates, Inc.(1)	15,439	3,389,478
Marathon Digital Holdings, Inc.(1)	16,904	329,966
Matterport, Inc.(1)	51,519	226,684
Microsoft Corp.	604,548	250,966,011
MicroStrategy, Inc., Class A(1)	1,408	2,146,482
Mitek Systems, Inc.(1)	2,761	34,651
NCR Voyix Corp.(1)	19,632	258,750
Nutanix, Inc., Class A(1)	22,037	1,218,977
Olo, Inc., Class A(1)	10,962	50,206
Oracle Corp.	117,699	13,793,146
Palantir Technologies, Inc., Class A(1)	151,255	3,279,208
Palo Alto Networks, Inc.(1)	39,113	11,534,815
Pegasystems, Inc.	4,162	239,149
Procore Technologies, Inc.(1)	4,397	295,171
Progress Software Corp.	6,197	313,878
PROS Holdings, Inc.(1)	3,295	97,137
PTC, Inc.(1)	7,501	1,321,976
Qualys, Inc.(1)	17,706	2,489,818
Rapid7, Inc.(1)	6,193	223,815
Rimini Street, Inc.(1)	2,500	6,425
RingCentral, Inc., Class A(1)	6,347	217,067
Riot Platforms, Inc.(1)	48,385	471,270
Roper Technologies, Inc.	4,232	2,254,640
Salesforce, Inc.	47,080	11,037,435
Samsara, Inc., Class A(1)	6,227	211,282
SentinelOne, Inc., Class A(1)	28,429	478,460
ServiceNow, Inc.(1)	14,531	9,545,850
Smartsheet, Inc., Class A(1)	6,540	241,980
SPS Commerce, Inc.(1)	4,069	765,338
Synopsys, Inc.(1)	9,139	5,125,151
Telos Corp.(1)	2,835	12,843
Teradata Corp.(1)	8,256	269,228
Tyler Technologies, Inc.(1)	1,509	724,863
UiPath, Inc., Class A(1)	48,387	593,225
Unity Software, Inc.(1)	6,544	119,559
Varonis Systems, Inc.(1)	739	31,747
Verint Systems, Inc.(1)	1,461	43,333
Vertex, Inc., Class A(1)	2,086	68,942
Workday, Inc., Class A(1)	10,956	2,316,646

Workiva, Inc.(1)	1,906	146,705
Xperi, Inc.(1)	15,018	132,309
Zoom Video Communications, Inc., Class A(1)	29,475	1,807,996
Zscaler, Inc.(1)	4,560	775,018
		405,510,837
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(1)	18,161	175,798
Aaron's Co., Inc.	15,757	133,619
Abercrombie & Fitch Co., Class A(1)	37,415	6,467,931
Academy Sports & Outdoors, Inc.	40,178	2,317,869
Advance Auto Parts, Inc.	21,347	1,507,952
American Eagle Outfitters, Inc.	109,565	2,407,143
America's Car-Mart, Inc.(1)	1,072	64,609
Arhaus, Inc.	35,651	670,595
Arko Corp.	33,190	199,140
Asbury Automotive Group, Inc.(1)	6,006	1,411,830
AutoNation, Inc.(1)	15,883	2,704,081
AutoZone, Inc.(1)	1,171	3,243,600
Bath & Body Works, Inc.	18,085	939,335
Best Buy Co., Inc.	81,455	6,909,013
Big 5 Sporting Goods Corp.	3,884	13,477
Boot Barn Holdings, Inc.(1)	12,642	1,503,513
Buckle, Inc.	19,691	758,891
Build-A-Bear Workshop, Inc.	6,177	167,211
Burlington Stores, Inc.(1)	37,076	8,900,094
Caleres, Inc.	24,694	856,388
Camping World Holdings, Inc., Class A	5,654	113,645
CarMax, Inc.(1)	63,583	4,467,342
Carvana Co.(1)	6,904	690,262
Cato Corp., Class A	1,679	10,074
Chewy, Inc., Class A(1)	17,016	360,909
Children's Place, Inc.(1)(2)	4,395	53,839
Citi Trends, Inc.(1)	1,443	35,252
Conn's, Inc.(1)	10	36
Designer Brands, Inc., Class A	27,383	275,199
Destination XL Group, Inc.(1)	24,514	87,025
Dick's Sporting Goods, Inc.	29,184	6,643,446
EVgo, Inc.(1)(2)	335	680
Five Below, Inc.(1)	16,402	2,265,608
Floor & Decor Holdings, Inc., Class A(1)	48,993	5,725,322
Foot Locker, Inc.	33,977	942,182
GameStop Corp., Class A(1)	1,176	27,213
Gap, Inc.	130,882	3,790,343
Genesco, Inc.(1)	3,646	103,911
GrowGeneration Corp.(1)	8,322	21,055
Guess?, Inc.(2)	20,600	479,362
Haverty Furniture Cos., Inc.	6,902	196,086
Hibbett, Inc.	8,146	705,281
Home Depot, Inc.	104,663	35,048,499
Lands' End, Inc.(1)	1,627	23,250
Leslie's, Inc.(1)	19,878	113,702
Lithia Motors, Inc.	7,532	1,906,650
LL Flooring Holdings, Inc.(1)	2,106	3,580
Lowe's Cos., Inc.	30,647	6,781,875
MarineMax, Inc.(1)	8,103	230,773

Monro, Inc.	2,169	51,297
Murphy USA, Inc.	10,465	4,591,519
National Vision Holdings, Inc.(1)	7,815	117,928
ODP Corp.(1)	21,981	860,776
O'Reilly Automotive, Inc.(1)	3,665	3,530,348
Penske Automotive Group, Inc.	6,504	989,258
PetMed Express, Inc.	2,475	10,544
RealReal, Inc.(1)(2)	9,874	42,557
Revolve Group, Inc.(1)	3,977	75,881
RH(1)	5,420	1,473,861
Ross Stores, Inc.	105,064	14,683,745
Sally Beauty Holdings, Inc.(1)	16,399	199,740
Shoe Carnival, Inc.	9,950	375,613
Signet Jewelers Ltd.	26,267	2,875,974
Sleep Number Corp.(1)	815	12,323
Sonic Automotive, Inc., Class A	6,073	344,157
Sportsman's Warehouse Holdings, Inc.(1)	8,631	32,884
Stitch Fix, Inc., Class A(1)	5,706	14,094
ThredUp, Inc., Class A(1)	16	32
Tile Shop Holdings, Inc.(1)	1,000	6,600
Tilly's, Inc., Class A(1)	7,163	41,331
TJX Cos., Inc.	253,762	26,162,862
Tractor Supply Co.	40,380	11,520,010
Ulta Beauty, Inc.(1)	20,177	7,971,731
Upbound Group, Inc.	26,309	863,461
Urban Outfitters, Inc.(1)	38,104	1,589,318
Valvoline, Inc.(1)	36,889	1,497,693
Victoria's Secret & Co.(1)	35,678	813,102
Warby Parker, Inc., Class A(1)	7,085	125,475
Wayfair, Inc., Class A(1)	5,713	339,866
Williams-Sonoma, Inc.	34,755	10,190,861
Winmark Corp.	285	101,432
Zumiez, Inc.(1)	5,824	109,375
		204,070,138
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	1,421,144	273,214,934
Dell Technologies, Inc., Class C	17,292	2,413,271
Diebold Nixdorf, Inc.(1)	725	31,719
Eastman Kodak Co.(1)	8,541	45,609
Hewlett Packard Enterprise Co.	206,878	3,651,397
HP, Inc.	54,160	1,976,840
Immersion Corp.	11,407	113,956
Intevac, Inc.(1)	173	662
IonQ, Inc.(1)(2)	30,494	248,526
NetApp, Inc.	35,708	4,300,314
Pure Storage, Inc., Class A(1)	52,485	3,164,321
Seagate Technology Holdings PLC	23,400	2,181,816
Super Micro Computer, Inc.(1)	14,776	11,591,920
Turtle Beach Corp.(1)	3,370	55,875
Western Digital Corp.(1)	28,222	2,124,834
		305,115,994
Textiles, Apparel and Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	50,507	1,745,017
Carter's, Inc.	23,377	1,598,987
Columbia Sportswear Co.	11,306	968,020

Crocs, Inc.(1)	35,878	5,584,052
Deckers Outdoor Corp.(1)	11,310	12,372,235
Ermenegildo Zegna NV(2)	10,840	133,549
G-III Apparel Group Ltd.(1)	28,142	845,948
Hanesbrands, Inc.(1)	60,009	307,246
Kontoor Brands, Inc.	23,352	1,712,636
Levi Strauss & Co., Class A	32,533	781,117
Lululemon Athletica, Inc.(1)	32,272	10,068,541
Movado Group, Inc.	6,084	161,226
NIKE, Inc., Class B	130,108	12,366,765
Oxford Industries, Inc.	9,374	1,037,608
PVH Corp.	24,462	2,935,685
Ralph Lauren Corp.	15,705	2,934,950
Rocky Brands, Inc.	1,565	61,019
Skechers USA, Inc., Class A(1)	48,404	3,457,014
Steven Madden Ltd.	39,322	1,747,863
Superior Group of Cos., Inc.	2,861	58,622
Tapestry, Inc.	144,493	6,284,001
Under Armour, Inc., Class A(1)	66,731	479,796
Under Armour, Inc., Class C(1)	68,329	475,570
Unifi, Inc.(1)	1,684	11,030
Vera Bradley, Inc.(1)	1,061	8,658
VF Corp.	42,694	566,976
Wolverine World Wide, Inc.	4,330	58,975
		68,763,106
Trading Companies and Distributors — 1.2%
Air Lease Corp.	60,611	2,887,508
Alta Equipment Group, Inc.	3,301	27,860
Applied Industrial Technologies, Inc.	15,081	2,910,633
Beacon Roofing Supply, Inc.(1)	8,273	802,977
BlueLinx Holdings, Inc.(1)	6,309	649,133
Boise Cascade Co.	25,440	3,492,658
Core & Main, Inc., Class A(1)	27,867	1,604,025
DNOW, Inc.(1)	43,141	629,427
DXP Enterprises, Inc.(1)	1,169	58,076
Fastenal Co.	177,099	11,684,992
FTAI Aviation Ltd.	39,979	3,371,029
GATX Corp.	20,403	2,814,798
Global Industrial Co.	6,809	235,659
GMS, Inc.(1)	23,019	2,162,865
H&E Equipment Services, Inc.	22,350	1,058,719
Herc Holdings, Inc.	16,652	2,415,706
Hudson Technologies, Inc.(1)	19,460	173,389
Karat Packaging, Inc.	4,473	127,659
McGrath RentCorp	12,069	1,315,280
MRC Global, Inc.(1)	52,120	692,675
MSC Industrial Direct Co., Inc., Class A	23,063	1,981,112
Rush Enterprises, Inc., Class A	18,994	857,199
Rush Enterprises, Inc., Class B	2,004	84,709
SiteOne Landscape Supply, Inc.(1)	8,530	1,320,615
Titan Machinery, Inc.(1)	9,617	180,992
Transcat, Inc.(1)	450	57,330
United Rentals, Inc.	21,647	14,490,718
Watsco, Inc.	5,904	2,803,810
WESCO International, Inc.	14,919	2,677,811

WW Grainger, Inc.	14,652	13,501,232
		77,070,596
Water Utilities — 0.0%
American States Water Co.	4,397	323,575
American Water Works Co., Inc.	11,706	1,530,794
Essential Utilities, Inc.	11,093	418,539
Global Water Resources, Inc.	7	90
		2,272,998
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	20,415	216,093
Telephone & Data Systems, Inc.	46,216	919,236
T-Mobile U.S., Inc.	93,353	16,333,041
U.S. Cellular Corp.(1)	3,966	219,954
		17,688,324
TOTAL COMMON STOCKS (Cost $5,339,583,913)		6,550,012,587
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	897
Chinook Therapeutics, Inc.(1)	8,349	83
Icosavax, Inc.(1)	1,560	483
Mirati Therapeutics, Inc.(1)	5,654	3,958
		5,421
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
CinCor Pharma, Inc.(1)	3,906	11,953
Concert Pharmaceuticals, Inc.(1)	2,660	984
Radius Health, Inc.(1)	996	10
Strongbridge Biopharma(1)	1,036	188
		16,588
TOTAL RIGHTS (Cost $28,466)		25,412
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,649,116	4,649,116
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,341,002	4,341,002
TOTAL SHORT-TERM INVESTMENTS (Cost $8,990,118)		8,990,118
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,348,602,497)		6,559,028,139
OTHER ASSETS AND LIABILITIES — 0.1%		3,518,545
TOTAL NET ASSETS — 100.0%		$6,562,546,684

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,787,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,019,985, which includes securities collateral of $2,678,983.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,550,012,587	—	—
Rights	25,412	—	—
Escrow Interests	—	$22	—
Short-Term Investments	8,990,118	—	—
	$6,559,028,117	$22	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.